UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Government Portfolio

December 31, 2010

1.811316.106

GVP-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 36.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.0%
3/23/11 to 5/19/11	0.25 to 0.27%	$ 729,532	$ 734,846
Federal Home Loan Bank - 32.3%
1/21/11 to 2/17/12	0.16 to 0.60 (b)	11,887,220	11,889,879
Freddie Mac - 2.0%
4/11/11 to 11/29/11	0.25 to 0.40	734,000	735,413
TOTAL FEDERAL AGENCIES			13,360,138
U.S. Treasury Obligations - 4.8%

U.S. Treasury Bills - 2.7%
1/27/11 to 6/30/11	0.20 to 0.23	1,000,000	999,120
U.S. Treasury Notes - 2.1%
8/31/11 to 9/30/11	0.30 to 0.32	758,000	761,695
TOTAL U.S. TREASURY OBLIGATIONS			1,760,815
Repurchase Agreements - 58.9%
	Maturity Amount (000s)
In a joint trading account at:
0.26% dated 12/31/10 due 1/3/11 (Collateralized by U.S. Government Obligations) #	$ 526,705	526,694
0.27% dated 12/31/10 due 1/3/11 (Collateralized by U.S. Government Obligations) #	16,426,091	16,425,724
With:
BNP Paribas Securities Corp. at 0.23%, dated 11/24/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $826,665,136, 0.76% - 8%, 1/1/11 - 11/15/40)	803,908	803,000
Deutsche Bank Securities, Inc. at:
0.22%, dated 11/16/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $1,642,681,712, 3% - 9.5%, 1/1/11 - 2/1/48)	1,610,580	1,610,000
0.23%, dated:
10/26/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $100,004,066, 4% - 5.5%, 11/1/30 - 5/1/39)	98,113	98,000

	Maturity Amount (000s)	Value (000s)
11/4/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $159,180,996, 3.6% - 5%, 6/1/23 - 10/1/40)	$ 156,175	$ 156,000
0.24%, dated 11/15/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $95,911,321, 5% - 5.5%, 8/1/38 - 5/1/40)	94,114	94,000
0.25%, dated:
9/28/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $172,496,117, 4.5% - 7%, 4/1/23 - 5/1/40)	169,212	169,000
12/1/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $94,881,739, 5.5% - 6%, 11/1/37 - 8/1/38)	93,121	93,000
ING Financial Markets LLC at:
0.23%, dated:
10/18/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $50,004,425, 2.11% - 5.92%, 10/1/18 - 11/1/36)	49,029	49,000
10/25/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $46,940,263, 3.62% - 3.69%, 7/1/40 - 8/1/40)	46,027	46,000
11/8/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $85,711,790, 1.74% - 5.7%, 9/1/25 - 12/1/40)	84,098	84,000
0.24%, dated:
10/13/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $413,248,369, 0.61% - 6%, 2/15/17 - 10/25/40)	401,481	401,000
10/18/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $50,005,032, 2.58% - 4.7%, 5/1/28 - 5/1/38)	49,059	49,000
10/25/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $46,944,811, 3.5% - 3.62%, 3/1/40 - 7/1/40)	46,056	46,000
11/8/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $85,711,876, 2.04% - 6.24%, 7/1/23 - 11/1/40)	84,051	84,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.24%, dated:
11/15/10 due:
1/7/11 (Collateralized by U.S. Government Obligations valued at $24,487,603, 1.54% - 5.9%, 5/1/28 - 6/1/42)	$ 24,014	$ 24,000
1/7/11 (Collateralized by U.S. Government Obligations valued at $24,488,547, 2.63%, 2/1/36)	24,029	24,000
0.25%, dated 10/1/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $51,032,437, 2.5% - 4.7%, 8/1/28 - 5/1/38)	50,063	50,000
0.28%, dated:
8/17/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $158,267,290, 2.24% - 5.93%, 3/1/27 - 12/1/40)	155,210	155,000
9/2/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $30,629,125, 1.74% - 5.03%, 4/1/16 - 6/1/40)	30,042	30,000
Morgan Stanley & Co., Inc. at 0.24%, dated 11/5/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $94,897,312, 5.5%, 6/1/36)	93,052	93,000
RBC Capital Markets Corp. at:
0.22%, dated 12/20/10 due:
1/7/11 (Collateralized by U.S. Government Obligations valued at $103,028,814, 2.68% - 7.33%, 9/1/13 - 10/20/40)	101,019	101,000
1/7/11 (Collateralized by U.S. Government Obligations valued at $291,514,939, 0.53% - 7.5%, 12/15/20 - 8/20/40)	283,054	283,000

	Maturity Amount (000s)	Value (000s)
0.24%, dated 12/1/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $51,011,221, 3.05% - 6%, 4/1/16 - 11/1/40)	$ 50,030	$ 50,000
RBS Securities, Inc. at 0.25%, dated 10/27/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $46,941,493, 2.34% - 5.79%, 9/1/24 - 11/1/40)	46,058	46,000
Wells Fargo Securities, LLC at:
0.24%, dated 10/21/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $23,471,574, 4% - 5%, 12/1/40 - 1/1/41)	23,014	23,000
0.25%, dated 10/21/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $23,472,057, 4% - 5.09%, 6/1/38 - 1/1/41)	23,029	23,000
TOTAL REPURCHASE AGREEMENTS		21,636,418
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $36,757,371)		36,757,371
NET OTHER ASSETS (LIABILITIES) - 0.0%		10,260
NET ASSETS - 100%		$ 36,767,631
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$526,694,000 due 1/03/11 at 0.26%
Barclays Capital, Inc.	$ 188,105
Merrill Lynch, Pierce, Fenner & Smith, Inc.	87,782
UBS Securities LLC	250,807
$ 526,694
$16,425,724,000 due 1/03/11 at 0.27%
Bank of America NA	$ 8,081,664
Citibank NA	155,417
Citigroup Global Markets, Inc.	1,243,333
Credit Agricole Securities (USA), Inc.	526,604
Deutsche Bank Securities, Inc.	1,864,999
HSBC Securities (USA), Inc.	1,864,999
J.P. Morgan Securities, Inc.	932,500
Morgan Stanley & Co., Inc.	248,667
RBC Capital Markets Corp.	637,208
UBS Securities LLC	870,333
$ 16,425,724
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2010, the cost of investment securities for income tax purposes was $36,757,371,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio -
Money Market Portfolio
Class F

December 31, 2010

1.811317.106
MMP-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
		Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
	1/7/11	0.29% (e)	$ 67,000	$ 67,000
Certificates of Deposit - 45.7%

London Branch, Eurodollar, Foreign Banks - 14.5%
Commonwealth Bank of Australia
	4/4/11	0.30	105,000	105,000
Credit Agricole SA
	1/4/11 to 5/9/11	0.37 to 0.45	2,476,000	2,476,000
Credit Industriel et Commercial
	2/3/11 to 2/16/11	0.35 to 0.50	1,457,000	1,457,000
Danske Bank AS
	2/7/11 to 2/25/11	0.30 to 0.33	769,000	769,001
DZ BANK AG
	1/12/11	0.35	328,000	328,000
HSBC Bank PLC
	4/14/11 to 8/29/11	0.32 to 0.50	338,000	338,000
ING Bank NV
	1/7/11 to 3/2/11	0.30 to 0.33	1,728,000	1,728,000
Landesbank Hessen-Thuringen
	1/10/11 to 2/18/11	0.40 to 0.53	576,000	576,000
National Australia Bank Ltd.
	3/9/11 to 6/10/11	0.30 to 0.43	1,345,000	1,345,002
Societe Generale
	2/1/11 to 2/7/11	0.32 to 0.33	407,000	407,000
				9,529,003
New York Branch, Yankee Dollar, Foreign Banks - 31.2%
Bank of Montreal
	3/17/11 to 11/22/11	0.28 to 0.41 (e)	623,500	623,500
Bank of Nova Scotia
	2/8/11 to 12/16/11	0.25 to 0.35 (e)	629,000	629,000
Bank of Tokyo-Mitsubishi
	1/4/11 to 7/11/11	0.26 to 0.62	2,960,000	2,960,000
Barclays Bank PLC New York Branch
	2/7/11	0.30	868,000	868,000
BNP Paribas New York Branch
	2/22/11 to 5/12/11	0.30 to 0.48	3,144,000	3,144,001
Canadian Imperial Bank of Commerce New York Branch
	3/7/11 to 11/7/11	0.36 to 0.50 (e)	1,268,000	1,268,002
Credit Agricole CIB
	3/1/11	0.36	462,000	462,000
Deutsche Bank AG New York Branch
	3/3/11	0.30	434,000	434,000
DZ BANK AG
	2/10/11	0.40	220,000	220,000
Intesa Sanpaolo SpA New York Branch
	1/4/11	0.35	205,000	205,000
National Bank Canada
	11/4/11	0.39 (e)	566,000	566,000

		Yield (a)	Principal Amount (000s)	Value (000s)
Natixis SA
	1/4/11 to 3/22/11	0.35 to 2.00% (e)	$ 1,908,000	$ 1,908,000
Nordea Bank Finland PLC
	1/11/11	0.60	105,000	105,000
Rabobank Nederland New York Branch
	1/6/11 to 9/12/11	0.26 to 0.50 (e)	1,925,000	1,925,000
Royal Bank of Canada
	12/30/11	0.63 (e)	383,000	383,000
Royal Bank of Canada New York Branch
	1/21/11 to 3/18/11	0.26 (e)	123,000	123,000
Royal Bank of Scotland PLC
	2/22/11	0.48 (e)	477,000	477,000
Societe Generale
	2/3/11 to 2/7/11	0.33 to 1.49 (e)	856,000	856,000
Sumitomo Mitsui Banking Corp.
	1/11/11 to 2/18/11	0.27 to 0.30	1,364,000	1,364,000
Svenska Handelsbanken
	5/3/11	0.35	436,000	436,007
Toronto-Dominion Bank New York Branch
	2/4/11 to 3/10/11	0.26 to 0.27 (e)	154,000	154,000
UBS AG
	3/16/11 to 5/2/11	0.31 to 0.35	1,363,000	1,363,000
				20,473,510
TOTAL CERTIFICATES OF DEPOSIT				30,002,513
Commercial Paper - 17.2%

Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)
	1/5/11	0.30	72,000	71,998
Australia & New Zealand Banking Group Ltd.
	4/4/11	0.32	215,000	214,822
Autobahn Funding (Liquidity Facility DZ BANK AG)
	1/20/11	0.30	37,408	37,402
Bank of Nova Scotia
	3/16/11 to 3/17/11	0.30	671,000	670,583
Barclays Bank PLC/Barclays US CCP Funding LLC
	2/14/11	0.32	109,000	108,957
BP Capital Markets PLC
	1/7/11	0.48	30,000	29,998
Commerzbank U.S. Finance, Inc.
	1/4/11 to 2/7/11	0.33 to 0.42	1,393,000	1,392,722
Commonwealth Bank of Australia
	6/2/11 to 11/21/11	0.34 to 0.35 (e)	663,000	662,992
Credit Suisse New York Branch
	3/30/11	0.30	505,000	504,630
Danske Corp.
	2/10/11 to 2/11/11	0.31	260,000	259,911
Deutsche Bank Financial LLC
	3/23/11	0.30	143,000	142,903
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
DnB NOR Bank ASA
	1/5/11 to 3/7/11	0.35 to 0.62%	$ 303,000	$ 302,865
Gotham Funding Corp. (Liquidity Facility Bank Tokyo-Mitsubishi UFJ Ltd.)
	1/14/11	0.27	82,775	82,767
	1/20/11	0.30	20,000	19,997
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)
	1/3/11	0.45%	64,000	63,998
Intesa Funding LLC
	1/18/11 to 2/9/11	0.32 to 0.45	615,000	614,840
Landesbank Hessen-Thuringen
	1/6/11	0.40	264,000	263,985
Natexis Banques Populaires U.S. Finance Co. LLC
	1/19/11 to 2/2/11	0.35 to 0.40	631,000	630,835
Nationwide Building Society
	2/17/11 to 3/22/11	0.30 to 0.35	339,000	338,798
Natixis US Finance Co. LLC
	2/2/11	0.41 (e)	516,000	516,000
Nordea North America, Inc.
	1/10/11 to 3/1/11	0.35 to 0.60	269,000	268,896
Novartis Finance Corp.
	1/18/11 to 2/23/11	0.30 to 0.36	235,000	234,919
Royal Bank of Canada
	6/16/11	0.40	447,000	446,176
Skandinaviska Enskilda Banken AB
	1/7/11	0.30	246,000	245,988
Societe Generale North America, Inc.
	3/1/11	0.35	425,000	424,756
Sumitomo Trust & Banking Co. Ltd.
	2/7/11 to 2/14/11	0.35	215,000	214,915
Swedbank AB
	1/13/11 to 1/18/11	0.35	163,000	162,976
Total Capital Canada Ltd.
	8/9/11 to 9/15/11	0.39 to 0.40	308,000	307,186
Toyota Motor Credit Corp.
	2/3/11 to 4/12/11	0.35	288,000	287,856
Unicredit Delaware, Inc.
	1/14/11	0.44	28,000	27,996
UniCredito Italiano Bank (Ireland) PLC
	1/6/11 to 1/7/11	0.40	262,000	261,984
Westpac Banking Corp.
	4/19/11 to 10/7/11	0.29 to 0.45 (e)	1,453,000	1,452,324
TOTAL COMMERCIAL PAPER				11,266,975
U.S. Government and Government Agency Obligations - 1.0%

Other Government Related - 1.0%
General Electric Capital Corp. (FDIC Guaranteed)
	3/11/11	1.8% (d)	93,000	93,234

		Yield (a)	Principal Amount (000s)	Value (000s)
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
	2/9/11 to 3/11/11	0.25 (c)	$ 577,819	$ 577,617
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				670,851
Federal Agencies - 2.2%

Federal Home Loan Bank - 2.2%
	9/26/11 to 12/30/11	0.23 to 0.50 (e)	1,444,085	1,443,974
U.S. Treasury Obligations - 4.9%

U.S. Treasury Bills - 1.9%
	3/17/11 to 6/30/11	0.19 to 0.23	1,241,000	1,239,987
U.S. Treasury Notes - 3.0%
	1/31/11 to 11/30/11	0.21 to 0.48	1,929,500	1,953,781
TOTAL U.S. TREASURY OBLIGATIONS				3,193,768
Medium-Term Notes - 5.0%

Berkshire Hathaway, Inc.
	2/10/11	0.27 (e)	165,000	165,000
BNP Paribas SA
	2/11/11	0.54 (e)	268,000	268,000
BP Capital Markets PLC
	4/11/11	0.44 (e)	148,160	148,160
Commonwealth Bank of Australia
	1/4/11	0.32 (b)(e)	409,000	409,000
Metropolitan Life Global Funding I
	4/7/11	1.79 (b)(e)	100,000	100,000
Metropolitan Life Insurance Co.
	3/31/11	0.59 (e)(i)	65,000	65,000
Royal Bank of Canada
	12/30/11 to 1/13/12	0.29 to 0.70 (b)(e)	1,005,000	1,005,000
Westpac Banking Corp.
	9/23/11 to 1/13/12	0.30 to 0.32 (b)(e)	1,130,000	1,130,000
TOTAL MEDIUM-TERM NOTES				3,290,160
Municipal Securities - 2.2%
	Yield (a)	Principal Amount (000s)		Value (000s)
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.33 (e)	$ 23,000		$ 23,000
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 A, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
1/7/11	0.30 (e)(f)	28,500		28,500
Cleveland Wtrwks. Rev. Series 2008 Q, LOC Bank of America NA, VRDN
1/7/11	0.37 (e)	48,700		48,700
District of Columbia Rev. (Washington Drama Society, Inc. Proj.) Series 2008, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.34 (e)	37,065		37,065
Fredericksburg Econ. Dev. Auth. (Eagle Village I Proj.) Series 2009 A, LOC Bank of America NA, VRDN
1/7/11	0.40 (e)	70,780		70,780
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, VRDN
1/7/11	0.31 (e)	5,000		5,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2005 H, LOC Citibank NA, VRDN
1/7/11	0.31 (e)	24,725		24,725
Humble Independent School District Participating VRDN Series Solar 06 20, (Liquidity Facility U.S. Bank NA, Minnesota)
1/7/11	0.33 (e)(g)	14,805		14,805
Illinois Fin. Auth. Rev. (Children's Memorial Hosp. Proj.) Series 2008 C, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.34 (e)	34,100		34,100
Illinois Fin. Auth. Rev. (Little Co. of Mary Hosp. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.32 (e)	45,740		45,740
Illinois Fin. Auth. Rev. (Rockford Mem. Hosp. Proj.) LOC JPMorgan Chase Bank, VRDN
1/7/11	0.33 (e)	40,600		40,600
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, LOC Bank of America NA, VRDN
1/7/11	0.38 (e)	37,700		37,700
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.30 (e)	10,900		10,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, (Liquidity Facility U.S. Bank NA, Minnesota)
1/7/11	0.36 (e)(g)	15,245		15,245

	Yield (a)	Principal Amount (000s)		Value (000s)
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 B, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.32% (e)	$ 25,000		$ 25,000
Louisiana Pub. Facilities Auth. Rev. (CommCare Corp. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.34 (e)	14,900		14,900
Maryland Health & Higher Edl. Facilities Auth. Rev. (Villa Julie College, Inc. Proj.) Series 2005, LOC Bank of America NA, VRDN
1/7/11	0.38 (e)	13,725		13,725
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368, (Liquidity Facility Wells Fargo & Co.)
1/7/11	0.34 (e)(g)	10,060		10,060
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A6, LOC Bank of America NA, VRDN
1/7/11	0.33 (e)	20,730		20,730
Mississippi Bus. Fin. Corp. (SG Resources Mississippi LLC Proj.) Series 2010, LOC Fed. Home Ln. Bank Atlanta, VRDN
1/7/11	0.32 (e)	10,000		10,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2005 A1, LOC Bank of America NA, VRDN
1/7/11	0.32 (e)	9,100		9,100
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, LOC Bank of America NA, VRDN
1/7/11	0.35 (e)	11,175		11,175
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.30 (e)	12,000		12,000
New Jersey Health Care Facilities Fing. Auth. Rev. (Princeton HealthCare Sys. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
1/7/11	0.37 (e)	30,000		30,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (255 West 9th Street Proj.) Series 2001 A, LOC Fannie Mae, VRDN
1/7/11	0.33 (e)(f)	58,235		58,235
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (West 43rd Street Proj.) Series 1999 A, LOC Fannie Mae, VRDN
1/7/11	0.33 (e)(f)	24,200		24,200
New York Dorm. Auth. Revs. (City Univ. Proj.) Series 2008 C, LOC Bank of America NA, VRDN
1/7/11	0.38 (e)	29,350		29,350
New York Hsg. Fin. Agcy. Rev. (240 East 39th Street Hsg. Proj.) Series 1997 A, LOC Fannie Mae, VRDN
1/7/11	0.33 (e)(f)	62,700		62,700
New York Hsg. Fin. Agcy. Rev. (360 West 43rd Street Hsg. Proj.) Series A, LOC Fannie Mae, VRDN
1/7/11	0.30 (e)(f)	9,900		9,900
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
1/7/11	0.30 (e)(f)	13,000		13,000
New York Hsg. Fin. Agcy. Rev. (East 39th Street Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
1/7/11	0.30 (e)(f)	33,700		33,700
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
New York Hsg. Fin. Agcy. Rev. (Normandie Court II Hsg. Proj.) Series 1999 A, LOC Freddie Mac, VRDN
1/7/11	0.33% (e)(f)	$ 30,770		$ 30,770
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.31 (e)(f)	9,350		9,350
Pennsylvania Gen. Oblig. Bonds Series 3827, tender 2/16/11 (Liquidity Facility JPMorgan Chase & Co.)
2/16/11	0.29 (e)(g)(i)	200,000		200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Thomas Jefferson Univ. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.31 (e)	18,040		18,040
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 84D (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
1/7/11	0.32 (e)(f)	18,450		18,450
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 86C (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
1/7/11	0.32 (e)(f)	16,640		16,640
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-89 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
1/7/11	0.32 (e)(f)	10,000		10,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-91B (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
1/7/11	0.32 (e)(f)	21,350		21,350
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B3, LOC Bank of America NA, VRDN
1/7/11	0.37 (e)	42,900		42,900
Port of Portland Arpt. Rev. Series Eighteen A, LOC Lloyds TSB Bank PLC, VRDN
1/7/11	0.31 (e)(f)	9,800		9,800
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) LOC Bank of America NA, VRDN
1/7/11	0.35 (e)	22,185		22,185
Sacramento Muni. Util. District Elec. Rev. Series 2008 K, LOC Bank of America NA, VRDN
1/7/11	0.30 (e)	40,000		40,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.31 (e)	19,280		19,280
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, LOC Freddie Mac, VRDN
1/7/11	0.31 (e)(f)	37,500		37,500
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.35 (e)(f)	14,000		14,000
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, LOC Fannie Mae, VRDN
1/7/11	0.32 (e)(f)	17,500		17,500

	Yield (a)	Principal Amount (000s)		Value (000s)
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B2, LOC Branch Banking & Trust Co., VRDN
1/7/11	0.32% (e)	$ 23,800		$ 23,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, LOC Bank of America NA, VRDN
1/7/11	0.31 (e)	10,900		10,900
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C2, LOC Bank of America NA, VRDN
1/7/11	0.32 (e)	17,565		17,565
Texas Gen. Oblig. (Veterans Land Proj.) Series A, VRDN
1/7/11	0.30 (e)(f)	23,140		23,140
Univ. of California Revs. Participating VRDN Putters 3668Z (Liquidity Facility JPMorgan Chase Bank)
1/7/11	0.34 (e)(g)	10,000		10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25 (Liquidity Facility Branch Banking & Trust Co.)
1/7/11	0.33 (e)(g)	10,135		10,135
TOTAL MUNICIPAL SECURITIES			1,447,940
Repurchase Agreements - 21.5%
	Maturity Amount (000s)
In a joint trading account at:
0.26% dated 12/31/10 due 1/3/11 (Collateralized by U.S. Government Obligations) #	$ 101,664	101,662
0.27% dated 12/31/10 due 1/3/11 (Collateralized by U.S. Government Obligations) #	155,381	155,378
With:
Banc of America Securities LLC at 0.8%, dated 10/28/10 due 2/4/11 (Collateralized by Mortgage Loan Obligations valued at $467,671,176, 0.31% - 8.2%, 3/15/19 - 9/20/46) (e)(h)	436,502	433,000
Barclays Capital, Inc. at:
0.27%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Government Obligations valued at $83,532,914, 0.82% - 6%, 1/5/21 - 8/1/40)	81,002	81,000
0.4%, dated 12/31/10 due 1/3/11 (Collateralized by Commercial Paper Obligations valued at $103,003,433, 1/3/11 - 2/9/11)	100,003	100,000
0.42%, dated:
12/17/10 due 1/7/11 (Collateralized by Mortgage Loan Obligations valued at $71,294,137, 0.43% - 0.48%, 4/25/37 - 6/25/47)	66,022	66,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.42%, dated:
12/20/10 due 1/7/11 (Collateralized by Mortgage Loan Obligations valued at $70,211,466, 0.41% - 0.58%, 8/25/36 - 8/25/45)	$ 65,024	$ 65,000
0.45%, dated 12/31/10 due 1/3/11 (Collateralized by Corporate Obligations valued at $138,245,185, 1.76% - 8.18%, 11/9/15 - 5/15/58)	128,005	128,000
1%, dated:
8/24/10 due 4/5/11 (Collateralized by Mortgage Loan Obligations valued at $223,295,761, 0.42% - 7.87%, 9/15/16 - 4/25/47)	208,089	206,000
9/9/10 due 4/5/11 (Collateralized by Mortgage Loan Obligations valued at $224,280,360, 0.41% - 6%, 1/25/36 - 5/25/47)	209,093	207,000
10/13/10 due 4/5/11 (Collateralized by Corporate Obligations valued at $148,297,882, 2.5% - 6%, 4/15/15 - 8/15/37)	138,381	137,000
Credit Suisse Securities (USA) LLC at 0.28%, dated 12/31/10 due 1/3/11 (Collateralized by Equity Securities valued at $2,113,635,674)	1,957,046	1,957,000
Deutsche Bank Securities, Inc. at:
0.23%, dated:
10/26/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $205,110,380, 4% - 7%, 2/1/25 - 11/1/38)	201,232	201,000
11/4/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $313,260,038, 3.04% - 6.15%, 6/1/36 - 10/1/40)	307,345	307,000
0.24%, dated 11/15/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $194,883,641, 3.41% - 5%, 10/1/25 - 11/1/40)	191,232	191,000
0.25%, dated 12/1/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $196,905,114, 4% - 7%, 9/1/37 - 11/1/40)	193,251	193,000

	Maturity Amount (000s)	Value (000s)
0.41%, dated:
10/13/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $113,468,399, 0.41% - 13%, 8/1/12 - 11/20/46)	$ 105,108	$ 105,000
10/21/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $115,758,941, 0.44% - 11.75%, 8/10/11 - 1/15/67)	107,110	107,000
10/25/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $112,888,285, 0.44% - 13%, 5/15/11 - 12/25/46)	105,110	105,000
11/8/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $58,089,860, 0.44% - 11.5%, 12/12/11 - 11/20/48)	54,056	54,000
11/17/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $61,317,576, 0% - 8.63%, 6/15/12 - 11/20/48)	57,059	57,000
0.42%, dated:
11/29/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $116,377,768, 0% - 10.5%, 3/15/11 - 2/10/51)	108,111	108,000
12/7/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $117,991,505, 0% - 10.13%, 6/1/12 - 6/1/41)	109,114	109,000
12/30/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $91,804,284, 0% - 12.5%, 5/24/11 - 12/25/46)	85,089	85,000
Goldman Sachs & Co. at 0.3%, dated 12/29/10 due 1/5/11 (Collateralized by Commercial Paper Obligations valued at $218,369,099, 1/26/11 - 3/21/11)	212,012	212,000
ING Financial Markets LLC at:
0.23%, dated:
10/18/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $96,946,094, 1.43% - 6.59%, 7/1/14 - 2/1/41)	95,056	95,000
10/25/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $95,921,453, 2.07% - 5.71%, 7/1/24 - 7/1/40)	94,055	94,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.23%, dated:
11/8/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $177,223,203, 0.51% - 6%, 4/25/23 - 11/15/40)	$ 172,200	$ 172,000
0.24%, dated:
10/18/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $96,949,057, 2.04% - 6.28%, 5/1/22 - 11/1/40)	95,115	95,000
10/25/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $95,925,028, 1.92% - 6.01%, 11/1/21 - 12/1/40)	94,114	94,000
11/8/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $176,931,495, 0.81% - 6%, 5/15/23 - 11/15/40)	172,104	172,000
11/15/10 due:
1/7/11 (Collateralized by U.S. Government Obligations valued at $48,976,237, 0.26% - 0.79%, 8/1/36 - 3/1/40)	48,028	48,000
1/7/11 (Collateralized by U.S. Government Obligations valued at $48,975,925, 0.26% - 0.99%, 9/1/36 - 10/1/40)	48,057	48,000
0.25%, dated 10/1/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $102,065,070, 2.15% - 6.16%, 1/1/23 - 6/1/40)	100,126	100,000
0.36%, dated:
12/17/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $65,109,878, 4.8% - 6.88%, 8/27/12 - 4/30/36)	62,020	62,000
12/22/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $39,907,533, 5.38% - 7.3%, 5/17/13 - 8/15/40)	38,011	38,000
0.39%, dated 11/8/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $83,001,159, 2.8% - 10.25%, 6/15/11 - 1/15/40)	79,078	79,000
J.P. Morgan Clearing Corp. at:
0.35%, dated 12/31/10 due 1/3/11 (Collateralized by Equity Securities valued at $307,611,691)	283,008	283,000

	Maturity Amount (000s)	Value (000s)
0.47%, dated 12/21/10 due 1/18/11 (Collateralized by Equity Securities valued at $373,966,750)	$ 344,126	$ 344,000
0.55%, dated 12/31/10 due 1/3/11 (Collateralized by Corporate Obligations valued at $58,697,519, 3.25% - 4%, 12/15/25 - 01/09/14	54,002	54,000
0.6%, dated 10/27/10 due 1/25/11 (Collateralized by Equity Securities valued at $80,523,265)	74,111	74,000
0.7%, dated 10/27/10 due 4/25/11 (Collateralized by Equity Securities valued at $80,538,008)	74,259	74,000
0.75%, dated 9/7/10 due 3/7/11 (Collateralized by Equity Securities valued at $188,497,927)	173,652	173,000
J.P. Morgan Securities, Inc. at:
0.23%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Government Obligations valued at $42,230,413, 0% - 7%, 6/1/30 - 4/15/37)	41,001	41,000
0.35%, dated 12/31/10 due 1/3/11 (Collateralized by Corporate Obligations valued at $201,602,483, 0% - 7.38%, 2/15/11 - 11/15/40)	192,006	192,000
0.36%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Government Obligations valued at $1,994,080,208, 0% - 9.49%, 6/15/13 - 7/25/50)	1,936,058	1,936,000
0.73%, dated 9/28/10 due 3/25/11 (Collateralized by Corporate Obligations valued at $107,925,609, 3.75% - 9.88%, 6/15/11 - 3/1/39)	102,368	102,000
0.75%, dated 10/12/10 due 4/11/11 (Collateralized by Corporate Obligations valued at $126,293,090, 0.75% - 5.25%, 6/15/11 - 3/15/35)	117,441	117,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.38%, dated 12/31/10 due 1/3/11 (Collateralized by Mortgage Loan Obligations valued at $32,551,031, 0.49% - 5.3%, 2/5/19 - 11/23/43)	31,001	31,000
0.42%, dated 12/28/10 due 1/4/11 (Collateralized by Equity Securities valued at $468,752,812)	434,035	434,000
0.55%, dated 12/31/10 due 1/3/11 (Collateralized by Corporate Obligations valued at $251,651,534, 0.42% - 13.63%, 2/15/11 - 6/20/48)	233,011	233,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.65%, dated 12/31/10 due 1/3/11 (Collateralized by Corporate Obligations valued at $1,142,701,894, 0% - 10.25%, 11/15/12 - 10/25/56)	$ 1,058,057	$ 1,058,000
0.7%, dated 11/19/10 due 2/4/11 (Collateralized by Equity Securities valued at $169,569,205) (e)(h)	158,108	157,000
Mizuho Securities USA, Inc. at 0.44%, dated:
12/10/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $32,559,549, 5.13% - 8.55%, 4/1/17 - 3/1/21)	31,012	31,000
12/16/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $32,551,592, 5% - 5.13%, 5/15/14 - 3/1/21)	31,013	31,000
Morgan Stanley & Co., Inc. at:
0.24%, dated 11/5/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $187,753,821, 4.5% - 5%, 8/1/39 - 7/1/40)	184,103	184,000
0.3%, dated 12/8/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $45,329,819, 5% - 7.52%, 10/20/36 - 7/20/39)	44,012	44,000
RBC Capital Markets Co. at:
0.41%, dated 10/5/10 due 1/5/11 (Collateralized by Corporate Obligations valued at $91,446,674, 1.13% - 9%, 3/15/11 - 8/1/41)	87,091	87,000
0.46%, dated 12/8/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $164,638,161, 0.44% - 6.5%, 10/25/32 - 5/26/37)	154,059	154,000
RBC Capital Markets Corp. at 0.24%, dated 12/1/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $106,061,002, 0.71% - 6%, 5/1/13 - 12/15/40)	103,062	103,000
RBS Securities, Inc. at:
0.25%, dated 10/27/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $94,902,901, 2.34% - 4.02%, 3/1/22 - 1/1/41)	93,116	93,000

	Maturity Amount (000s)	Value (000s)
0.67%, dated 12/17/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $369,364,937, 0% - 7.81%, 1/19/14 - 6/11/50)	$ 350,208	$ 350,000
0.77%, dated 8/5/10 due 2/4/11 (Collateralized by Mortgage Loan Obligations valued at $225,720,731, 0% - 37.44%, 5/25/34 - 8/25/47) (e)(h)	210,632	209,000
UBS Securities LLC at:
0.4%, dated 11/29/10 due 2/25/11 (Collateralized by Corporate Obligations valued at $45,167,559, 0.38% - 6.63%, 2/1/13 - 11/2/40)	43,042	43,000
0.48%, dated 12/13/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $69,324,839, 1.5% - 9.63%, 4/1/14 - 9/10/40)	65,079	65,000
0.61%, dated:
10/29/10 due 1/27/11 (Collateralized by Corporate Obligations valued at $89,154,548, 0.65% - 12.75%, 7/15/11 - 1/15/22)	84,128	84,000
11/15/10 due 2/14/11 (Collateralized by Corporate Obligations valued at $86,164,280, 0.54% - 8.62%, 6/15/12 - 1/2/25)	82,126	82,000
0.64%, dated 11/18/10 due 2/16/11 (Collateralized by Corporate Obligations valued at $47,174,632, 1.5% - 11%, 2/15/13 - 5/1/28)	44,070	44,000
Wells Fargo Securities, LLC at:
0.24%, dated 10/21/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $48,984,154, 4%, 1/1/41)	48,029	48,000
0.25%, dated 10/21/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $48,985,160, 4% - 5.09%, 12/1/25 - 1/1/41)	48,060	48,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at:
0.36%, dated 10/13/10 due 1/7/11 (Collateralized by Commercial Paper Obligations valued at $78,344,217, 3/15/11 - 4/1/21)	$ 76,068	$ 76,000
0.28%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Treasury Obligations valued at $476,604,354, 0% - 9.38%, 1/27/11 - 12/1/49)	454,011	454,000
TOTAL REPURCHASE AGREEMENTS		14,101,040
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $65,484,221)		65,484,221
NET OTHER ASSETS (LIABILITIES) - 0.2%		104,236
NET ASSETS - 100%		$ 65,588,457
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
(A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,644,000,000 or 4.0% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $577,617,000, or 0.9% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $93,234,000 or 0.1% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) The maturity amount is based on the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $265,000,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.59%, 1/3/11	3/26/02	$ 65,000
Pennsylvania General Obligation 0.29%, 2/16/11	10/21/10	$ 200,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$101,662,000 due 1/03/11 at 0.26%
Barclays Capital, Inc.	$ 36,308
Merrill Lynch, Pierce, Fenner & Smith, Inc.	16,944
UBS Securities LLC	48,410
$ 101,662
$155,378,000 due 1/03/11 at 0.27%
Bank of America NA	$ 76,448
Citibank NA	1,470
Citigroup Global Markets, Inc.	11,761
Credit Agricole Securities (USA), Inc.	4,981
Deutsche Bank Securities, Inc.	17,642
HSBC Securities (USA), Inc.	17,642
J.P. Morgan Securities, Inc.	8,821
Morgan Stanley & Co., Inc.	2,352
RBC Capital Markets Corp.	6,028
UBS Securities LLC	8,233
$ 155,378
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2010, the cost of investment securities for income tax purposes was $65,484,221,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Institutional Money Market Funds:

Prime Money Market Portfolio

December 31, 2010

1.811333.106

DOM-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
		Yield (a)	Principal Amount (000s)	Value (000s)
Florida Timber Finance III LLC Taxable VRDN, LOC Wells Fargo Bank NA
	1/7/11	0.29% (e)	$ 25,155	$ 25,155
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
	1/7/11	0.29 (e)	37,000	37,000
TOTAL CORPORATE BONDS				62,155
Certificates of Deposit - 42.8%

London Branch, Eurodollar, Foreign Banks - 13.9%
Bank of Montreal
	1/14/11	0.26	167,000	167,000
Commonwealth Bank of Australia
	4/4/11	0.30	117,000	117,000
Credit Agricole SA
	1/4/11 to 5/9/11	0.37 to 0.45	2,669,000	2,669,000
Credit Industriel et Commercial
	2/3/11 to 2/16/11	0.35 to 0.50	1,526,000	1,526,000
Danske Bank AS
	2/7/11 to 2/25/11	0.30 to 0.33	806,000	806,001
DZ BANK AG
	1/12/11	0.35	341,000	341,000
HSBC Bank PLC
	4/14/11 to 8/29/11	0.32 to 0.50	357,000	357,000
ING Bank NV
	1/7/11 to 3/2/11	0.30 to 0.33	1,831,000	1,831,000
Landesbank Hessen-Thuringen
	1/6/11 to 2/18/11	0.40 to 0.53	818,000	818,000
National Australia Bank Ltd.
	3/9/11 to 6/10/11	0.30 to 0.43	1,424,000	1,424,003
Societe Generale
	2/1/11	0.33	292,000	292,000
				10,348,004
New York Branch, Yankee Dollar, Foreign Banks - 28.9%
Bank of Montreal
	3/17/11 to 11/22/11	0.28 to 0.41 (e)	403,000	403,000
Bank of Nova Scotia
	2/8/11 to 12/16/11	0.25 to 0.35 (e)	638,000	638,000
Bank of Tokyo-Mitsubishi
	1/4/11 to 7/11/11	0.26 to 0.62	3,040,000	3,040,000
Barclays Bank PLC New York Branch
	2/7/11	0.30	913,000	913,000
BNP Paribas New York Branch
	2/22/11 to 5/12/11	0.30 to 0.48	3,368,000	3,368,000
Canadian Imperial Bank of Commerce New York Branch
	3/7/11 to 11/7/11	0.36 to 0.50 (e)	1,315,000	1,315,002
Credit Agricole CIB
	3/1/11	0.36	506,000	506,000
Deutsche Bank AG New York Branch
	3/3/11	0.30	190,000	190,000

		Yield (a)	Principal Amount (000s)	Value (000s)
DZ BANK AG
	2/10/11	0.40%	$ 235,000	$ 235,000
Intesa Sanpaolo SpA New York Branch
	1/4/11	0.35	217,000	217,000
National Bank Canada
	11/4/11	0.39 (e)	585,000	585,000
Natixis SA
	1/4/11 to 3/22/11	0.35 to 2.00 (e)	2,023,000	2,023,000
Nordea Bank Finland PLC
	1/11/11	0.60	202,000	202,000
Rabobank Nederland New York Branch
	1/6/11 to 9/12/11	0.26 to 0.50 (e)	2,527,000	2,527,000
Royal Bank of Canada
	12/30/11	0.63 (e)	190,000	190,000
Royal Bank of Canada New York Branch
	1/21/11 to 3/18/11	0.26 (e)	127,000	127,000
Royal Bank of Scotland PLC
	2/22/11	0.48 (e)	500,000	500,000
Societe Generale
	2/3/11 to 2/7/11	0.33 to 1.49 (e)	858,000	858,000
Sumitomo Mitsui Banking Corp.
	1/10/11 to 2/16/11	0.27 to 0.30	1,432,000	1,432,000
Svenska Handelsbanken
	2/24/11 to 5/3/11	0.35	605,000	605,010
Toronto-Dominion Bank New York Branch
	2/4/11 to 3/10/11	0.26 to 0.27 (e)	158,000	158,000
UBS AG
	3/16/11 to 5/2/11	0.31 to 0.35	1,446,000	1,446,000
				21,478,012
TOTAL CERTIFICATES OF DEPOSIT				31,826,016
Commercial Paper - 17.4%

Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)
	1/5/11	0.30	78,000	77,997
Australia & New Zealand Banking Group Ltd.
	4/4/11	0.32	224,000	223,806
Autobahn Funding (Liquidity Facility DZ BANK AG)
	1/14/11	0.30	139,108	139,093
Bank of Nova Scotia
	3/16/11 to 3/17/11	0.30	694,000	693,568
Barclays Bank PLC/Barclays US CCP Funding LLC
	2/14/11	0.32	116,000	115,955
BP Capital Markets PLC
	1/7/11	0.48	266,000	265,979
Commerzbank U.S. Finance, Inc.
	1/4/11 to 2/7/11	0.33 to 0.42	1,530,000	1,529,707
Commonwealth Bank of Australia
	6/2/11 to 11/21/11	0.34 to 0.35 (e)	682,000	681,992
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Credit Suisse New York Branch
	3/30/11	0.30%	$ 562,000	$ 561,588
Danske Corp.
	2/10/11 to 2/11/11	0.31	268,000	267,908
Deutsche Bank Financial LLC
	3/3/11 to 3/23/11	0.30	414,000	413,765
DnB NOR Bank ASA
	1/5/11 to 3/7/11	0.35 to 0.62	577,000	576,753
Gotham Funding Corp. (Liquidity Facility Bank Tokyo-Mitsubishi UFJ Ltd.)
	1/19/11	0.27	75,038	75,028
Govco, Inc. (Liquidity Facility Citibank NA)
	1/19/11	0.25	65,000	64,992
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)
	1/3/11	0.45	67,000	66,998
Intesa Funding LLC
	1/5/11 to 2/9/11	0.32 to 0.45	1,149,000	1,148,810
Landesbank Hessen-Thuringen
	1/6/11	0.40	283,000	282,984
Natexis Banques Populaires U.S. Finance Co. LLC
	1/19/11 to 2/2/11	0.35 to 0.40	689,000	688,822
Nationwide Building Society
	2/17/11 to 3/22/11	0.30 to 0.35	355,000	354,785
Natixis US Finance Co. LLC
	2/2/11	0.41 (e)	364,000	364,000
Nordea North America, Inc.
	2/11/11 to 3/1/11	0.35 to 0.39	349,000	348,830
Novartis Finance Corp.
	1/18/11 to 2/23/11	0.30 to 0.36	248,000	247,914
Royal Bank of Canada
	6/16/11	0.40	463,000	462,146
Societe Generale North America, Inc.
	2/1/11 to 3/1/11	0.33 to 0.35	723,000	722,667
Sumitomo Trust & Banking Co. Ltd.
	2/7/11 to 2/14/11	0.35	231,000	230,909
Swedbank AB
	1/14/11 to 1/18/11	0.35	176,000	175,974
Total Capital Canada Ltd.
	8/19/11 to 9/15/11	0.40	197,500	196,958
Toyota Motor Credit Corp.
	2/3/11 to 4/15/11	0.35	204,000	203,892
Unicredit Delaware, Inc.
	1/14/11	0.44	29,000	28,995
UniCredito Italiano Bank (Ireland) PLC
	1/6/11 to 1/7/11	0.40	282,000	281,982
Westpac Banking Corp.
	4/19/11 to 10/7/11	0.29 to 0.45 (e)	1,474,000	1,473,267
TOTAL COMMERCIAL PAPER				12,968,064
U.S. Government and Government Agency Obligations - 1.7%
		Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 1.7%
General Electric Capital Corp. (FDIC Guaranteed)
	3/11/11	1.77% (d)	$ 96,500	$ 96,743
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

	2/10/11 to 3/10/11	0.25 (c)	1,176,517	1,176,089
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				1,272,832
Federal Agencies - 2.8%

Federal Home Loan Bank - 2.8%
	8/12/11 to 12/30/11	0.17 to 0.50 (e)	2,086,740	2,086,348
U.S. Treasury Obligations - 6.7%

U.S. Treasury Bills - 3.2%
	3/10/11 to 11/17/11	0.18 to 0.28	2,351,000	2,349,507
U.S. Treasury Notes - 3.5%
	1/31/11 to 11/30/11	0.21 to 0.48	2,609,500	2,636,169
TOTAL U.S. TREASURY OBLIGATIONS				4,985,676
Medium-Term Notes - 3.6%

Berkshire Hathaway, Inc.
	2/10/11	0.27 (e)	167,000	167,000
BNP Paribas SA
	2/11/11	0.54 (e)	130,000	130,000
BP Capital Markets PLC
	4/11/11	0.44 (e)	65,849	65,849
Commonwealth Bank of Australia
	1/4/11	0.32 (b)(e)	367,000	367,000
Metropolitan Life Global Funding I
	4/7/11	1.79 (b)(e)	63,500	63,500
Metropolitan Life Insurance Co.
	3/31/11	0.59 (e)(i)	30,000	30,000
Royal Bank of Canada
	12/30/11 to 1/13/12	0.29 to 0.70% (b)(e)	841,000	841,000
Westpac Banking Corp.
	9/23/11 to 1/13/12	0.30 to 0.32 (b)(e)	984,000	984,000
TOTAL MEDIUM-TERM NOTES				2,648,349
Municipal Securities - 2.2%
	Yield (a)	Principal Amount (000s)		Value (000s)
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 A, LOC Bank of America NA, VRDN
1/7/11	0.30 (e)	$ 27,865		$ 27,865
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.30 (e)	27,100		27,100
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series EGL 06 83 Class A, (Liquidity Facility Citibank NA)
1/7/11	0.34 (e)(g)	35,600		35,600
California Gen. Oblig. Series 2003 C2, LOC Bank of Nova Scotia New York Branch, VRDN
1/7/11	0.32 (e)	16,850		16,850
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 B1, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
1/7/11	0.33 (e)(f)	13,785		13,785
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series III 2001 E, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
1/7/11	0.30 (e)(f)	19,800		19,800
California Hsg. Fin. Agcy. Rev. Series 2000 A, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
1/7/11	0.33 (e)(f)	31,780		31,780
California Hsg. Fin. Agcy. Rev. Series 2001 G, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
1/7/11	0.30 (e)(f)	26,465		26,465
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
1/7/11	0.37 (e)	20,495		20,495
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Canyon Creek Apts. Proj.) Series 1995 C, LOC Fannie Mae, VRDN
1/7/11	0.30 (e)(f)	38,800		38,800
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, LOC Freddie Mac, VRDN
1/7/11	0.31 (e)(f)	9,000		9,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Vineyard Creek Apts. Proj.) Series 2003 W, LOC Fannie Mae, VRDN
1/7/11	0.31 (e)(f)	19,500		19,500
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, LOC Fed. Home Ln. Bank Pittsburgh, VRDN
1/7/11	0.32 (e)	64,525		64,525
Chula Vista Multi-Family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, LOC Fannie Mae, VRDN
1/7/11	0.31% (e)(f)	18,970		18,970
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, LOC Union Bank of California, VRDN
1/7/11	0.30 (e)	20,000		20,000
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, LOC Bank of America NA, VRDN
1/7/11	0.34 (e)	10,000		10,000
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series 2003 F, LOC Fannie Mae, VRDN
1/7/11	0.31 (e)(f)	12,800		12,800

	Yield (a)	Principal Amount (000s)		Value (000s)
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.38 (e)	$ 13,150		$ 13,150
Fort Myers Util. Sys. Rev. Series 2009, LOC Bank of America NA, VRDN
1/7/11	0.38 (e)	22,900		22,900
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 1997 A, LOC PNC Bank NA, Pittsburgh, VRDN
1/7/11	0.34 (e)	11,100		11,100
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2005 H, LOC Citibank NA, VRDN
1/7/11	0.31 (e)	14,700		14,700
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 B, LOC Harris NA, VRDN
1/7/11	0.33 (e)	18,000		18,000
Illinois Edl. Facilities Auth. Revs. (Field Museum of Natural History Proj.) Series 2000, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.31 (e)	11,200		11,200
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.31 (e)	10,100		10,100
Illinois Fin. Auth. Rev. (Rehabilitation Institute of Chicago Proj.) Series 2009 B, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.30 (e)	17,500		17,500
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.37 (e)(f)	25,000		25,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 D, LOC Bank of America NA, VRDN
1/7/11	0.32 (e)	11,500		11,500
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, (Liquidity Facility U.S. Bank NA, Minnesota)
1/7/11	0.36 (e)(g)	20,680		20,680
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2002 A2, (Liquidity Facility JPMorgan Chase Bank), VRDN
1/7/11	0.32 (e)	17,200		17,200
Massachusetts Gen. Oblig. Series 1998 A, (Liquidity Facility JPMorgan Chase Bank), VRDN
1/7/11	0.39 (e)	55,700		55,700
Massachusetts Gen. Oblig. Series 2001 C, (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN
1/7/11	0.32% (e)	18,000		18,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.30 (e)	17,500		17,500
Nassau Health Care Corp. Rev. Series 2009 D1, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.30 (e)	22,660		22,660
New Jersey Gen. Oblig. Participating VRDN Series Putters 3808, (Liquidity Facility JPMorgan Chase & Co.)
1/3/11	0.29 (e)(g)	40,000		40,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Morris Avenue Apts. Proj.) Series A, LOC Fannie Mae, VRDN
1/7/11	0.33 (e)(f)	$ 39,400		$ 39,400
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (One Columbus Place Dev. Proj.) Series A, LOC Fannie Mae, VRDN
1/7/11	0.33 (e)(f)	17,500		17,500
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, LOC Fannie Mae, VRDN
1/7/11	0.30 (e)	33,000		33,000
New York City Transitional Fin. Auth. Rev. Series 1999 A2, (Liquidity Facility JPMorgan Chase Bank), VRDN
1/7/11	0.30 (e)	20,600		20,600
New York Dorm. Auth. Revs. (City Univ. Proj.) Series 2008 C, LOC Bank of America NA, VRDN
1/7/11	0.38 (e)	42,900		42,900
New York Dorm. Auth. Revs. (Univ. of Rochester Proj.) Series 2003 C, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.31 (e)	9,400		9,400
New York Hsg. Fin. Agcy. Rev. (150 East 44th Street Hsg. Proj.) Series 2000 A, LOC Fannie Mae, VRDN
1/7/11	0.29 (e)(f)	20,800		20,800
New York Hsg. Fin. Agcy. Rev. (360 West 43rd Street Hsg. Proj.) Series A, LOC Fannie Mae, VRDN
1/7/11	0.30 (e)(f)	18,800		18,800
New York Hsg. Fin. Agcy. Rev. (600 West 42nd Street Hsg. Proj.) Series 2007 A, LOC Bank of New York, New York, VRDN
1/7/11	0.35 (e)(f)	45,000		45,000
New York Hsg. Fin. Agcy. Rev. (Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, LOC Fannie Mae, VRDN
1/7/11	0.33 (e)(f)	21,800		21,800
New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
1/7/11	0.30 (e)(f)	31,800		31,800
New York Hsg. Fin. Agcy. Rev. (Union Square South Proj.) Series 1996 A, LOC Fannie Mae, VRDN
1/7/11	0.33 (e)(f)	26,300		26,300
New York Local Govt. Assistance Corp. Series 2008 B3V, (Liquidity Facility JPMorgan Chase Bank), VRDN
1/7/11	0.30 (e)	25,500		25,500
New York Local Govt. Assistance Corp. Series 2008 B7V, (Liquidity Facility JPMorgan Chase Bank), VRDN
1/7/11	0.30% (e)	12,400		12,400
North Texas Tollway Auth. Rev. Series 2009 D, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.30 (e)	28,000		28,000
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, (Liquidity Facility U.S. Bank NA, Minnesota)
1/7/11	0.36 (e)(g)	14,435		14,435
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN
1/7/11	0.30 (e)(f)	38,900		38,900

	Yield (a)	Principal Amount (000s)		Value (000s)
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 85C, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
1/7/11	0.30 (e)(f)	$ 13,145		$ 13,145
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2008 102C, (Liquidity Facility Bank of America NA), VRDN
1/7/11	0.33 (e)(f)	39,000		39,000
Philadelphia Arpt. Rev. Series 2005 C, LOC TD Banknorth, NA, VRDN
1/7/11	0.31 (e)(f)	30,875		30,875
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, LOC Wells Fargo Bank NA, VRDN
1/7/11	0.30 (e)	10,125		10,125
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A2, LOC Northern Trust Co., VRDN
1/7/11	0.33 (e)	10,000		10,000
Port of Portland Arpt. Rev. Series Eighteen A, LOC Lloyds TSB Bank PLC, VRDN
1/7/11	0.31 (e)(f)	27,340		27,340
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 B, LOC Bank of America NA, VRDN
1/7/11	0.30 (e)	11,000		11,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, LOC Bank of America NA, VRDN
1/7/11	0.35 (e)	17,400		17,400
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.31 (e)	38,105		38,105
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, LOC Bank of America NA, VRDN
1/7/11	0.38 (e)	31,600		31,600
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, LOC Bank of America NA, VRDN
1/7/11	0.38 (e)	29,400		29,400
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series BA 07 1025, (Liquidity Facility Bank of America NA)
1/7/11	0.41 (e)(g)	10,000		10,000
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, LOC KBC Bank NV, VRDN
1/7/11	0.31 (e)	13,255		13,255
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, LOC Union Bank of California, VRDN
1/7/11	0.31% (e)	12,900		12,900
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, LOC Bank of Scotland PLC, VRDN
1/7/11	0.30 (e)	19,800		19,800
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, (Liquidity Facility ABN-AMRO Bank NV), VRDN
1/7/11	0.31 (e)	70,925		70,925
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, (Liquidity Facility Bank of America NA), VRDN
1/7/11	0.32 (e)	10,000		10,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.33 (e)(f)	$ 20,000		$ 20,000
TOTAL MUNICIPAL SECURITIES			1,621,630
Repurchase Agreements - 22.8%
	Maturity Amount (000s)
In a joint trading account at:
0.19% dated 12/31/10 due 1/3/11 (Collateralized by U.S. Treasury Obligations) #	$ 100,002	100,000
0.26% dated 12/31/10 due 1/3/11 (Collateralized by U.S. Government Obligations) #	187,912	187,908
0.27% dated 12/31/10 due 1/3/11 (Collateralized by U.S. Government Obligations) #	2,761,612	2,761,550
With:
Banc of America Securities LLC at 0.8%, dated 10/28/10 due 2/4/11 (Collateralized by Mortgage Loan Obligations valued at $505,473,696, 0.36% - 7.39%, 12/15/18 - 11/25/47) (e)(h)	471,786	468,000
Barclays Capital, Inc. at:
0.27%, dated 12/31/10 due 1/3/11 (Collateralized by Corporate Obligations valued at $619,513,939, 0.4% - 10.75%, 12/1/11 - 9/1/40)	590,013	590,000
0.4%, dated 12/31/10 due 1/3/11 (Collateralized by Equity Securities valued at $675,022,504)	625,021	625,000
0.42%, dated:
12/17/10 due 1/7/11 (Collateralized by Mortgage Loan Obligations valued at $73,454,566, 0.41% - 0.48%, 10/25/46 - 6/25/47)	68,022	68,000
12/20/10 due 1/7/11 (Collateralized by Mortgage Loan Obligations valued at $73,451,995, 0.35% - 2.59%, 12/25/35 - 10/25/46)	68,025	68,000
0.45%, dated 12/31/10 due 1/3/11 (Collateralized by Corporate Obligations valued at $41,955,212, 1.76% - 8.5%, 12/16/13 - 5/30/57)	39,001	39,000
0.6%, dated 12/31/10 due 1/3/11 (Collateralized by Corporate Obligations valued at $660,778,920, 0.25% - 7.25%, 12/1/11 - 11/15/40)	613,031	613,000

	Maturity Amount (000s)	Value (000s)
1%, dated:
8/24/10 due 4/5/11 (Collateralized by Mortgage Loan Obligations valued at $239,555,160, 0% - 6.75%, 4/25/14 - 4/10/49)	$ 223,241	$ 221,000
9/9/10 due 4/5/11 (Collateralized by Mortgage Loan Obligations valued at $239,449,080, 0.4% - 5.8%, 1/25/36 - 7/25/47)	223,235	221,000
10/13/10 due 4/5/11 (Collateralized by Corporate Obligations valued at $154,792,185, 0.5% - 3.5%, 10/15/11 - 7/15/15)	144,442	143,000
Citigroup Global Markets, Inc. at 0.55%, dated 12/31/10 due 1/3/11 (Collateralized by Corporate Obligations valued at $108,004,950, 0% - 16.87%, 3/31/11 - 10/25/56)	100,005	100,000
Credit Suisse Securities (USA) LLC at 0.28%, dated 12/31/10 due 1/3/11 (Collateralized by Equity Securities valued at $2,675,255,763)	2,477,058	2,477,000
Deutsche Bank Securities, Inc. at:
0.23%, dated 10/26/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $221,437,575, 3.25% - 6%, 10/1/20 - 1/1/41)	217,251	217,000
0.24%, dated 11/15/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $199,985,308, 3.25% - 7%, 9/1/37 - 12/1/40)	196,238	196,000
0.25%, dated 12/1/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $207,107,451, 3.21% - 7%, 5/1/23 - 1/1/41)	203,264	203,000
0.41%, dated:
10/13/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $119,706,448, 0.11% - 13%, 2/15/11 - 12/12/49)	111,114	111,000
10/21/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $119,084,253, 1.14% - 12%, 12/15/11 - 6/28/47)	111,114	111,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at: - continued
0.41%, dated: - continued
10/25/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $122,933,609, 0.85% - 9.75%, 5/23/11 - 11/18/39)	$ 113,118	$ 113,000
11/8/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $59,896,360, 5.79% - 9.38%, 2/15/13 - 6/10/46)	56,058	56,000
11/17/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $62,312,750, 0% - 9.75%, 2/15/12 - 11/20/46)	58,060	58,000
0.42%, dated:
11/29/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $122,899,851, 0.4% - 12%, 10/25/11 - 1/15/67)	114,117	114,000
12/7/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $126,112,698, 0.34% - 13%, 12/15/11 - 1/15/67)	117,123	117,000
12/30/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $101,524,738, ..61% - 52.41%, 3/25/13 - 11/20/46)	94,099	94,000
0.5%, dated 12/31/10 due 1/3/11 (Collateralized by Corporate Obligations valued at $114,021,023, 0% - 11.25%, 5/15/11 - 7/15/61)	108,005	108,000
0.55%, dated 12/31/10 due 1/3/11 (Collateralized by Corporate Obligations valued at $510,558,297, 0% - 12.5%, 1/15/11 - 6/20/38)	473,022	473,000
Goldman Sachs & Co. at 0.3%, dated 12/29/10 due 1/5/11 (Collateralized by Commercial Paper Obligations valued at $245,150,214, 1/13/11 - 3/15/11)	238,014	238,000

	Maturity Amount (000s)	Value (000s)
ING Financial Markets LLC at:
0.23%, dated:
10/18/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $101,030,222, 1.46% - 6.34%, 10/1/37 - 9/1/47)	$ 99,058	$ 99,000
10/25/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $101,023,379, 1.74% - 6.28%, 11/1/15 - 10/1/40)	99,058	99,000
11/8/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $184,432,515, 0.64% - 6.25%, 12/25/16 - 5/25/45)	179,208	179,000
0.24%, dated:
10/18/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $101,030,429, 1.36% - 6.16%, 2/1/18 - 10/1/40)	99,120	99,000
10/25/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $101,025,418, 1.3% - 5.92%, 11/1/19 - 9/1/40)	99,120	99,000
11/8/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $184,435,361, 0% - 1.18%, 5/25/21 - 8/25/40)	179,109	179,000
11/15/10 due:
1/7/11 (Collateralized by U.S. Government Obligations valued at $49,998,563, 2.46% - 3.81%, 6/1/27 - 10/1/40)	49,029	49,000
1/7/11 (Collateralized by U.S. Government Obligations valued at $49,997,543, 2.1% - 5.91%, 7/1/33 - 5/1/40)	49,058	49,000
0.25%, dated 10/1/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $107,168,271, 2.26% - 6.14%, 4/1/18 - 4/1/40)	105,133	105,000
0.28%, dated:
8/17/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $316,545,463, 2% - 6%, 9/25/11 - 10/15/46)	307,415	307,000
9/2/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $60,236,197, 2.27% - 5.17%, 7/1/28 - 2/1/40)	59,083	59,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.25%, dated 12/31/10 due 1/3/11 (Collateralized by Certificates of Deposit valued at $330,031,575, 0% - 6.5%, 1/14/11 - 12/20/60)	$ 321,007	$ 321,000
0.35%, dated 12/31/10 due 1/3/11 (Collateralized by Equity Securities valued at $1,854,390,194)	1,717,050	1,717,000
0.38%, dated 12/31/10 due 1/3/11 (Collateralized by Corporate Obligations valued at $129,154,090, 0.53% - 0.54%, 11/7/18 - 11/1/21)	123,004	123,000
0.42%, dated 12/28/10 due 1/4/11 (Collateralized by Equity Securities valued at $518,436,303)	480,039	480,000
0.43%, dated 12/31/10 due 1/3/11 (Collateralized by Corporate Obligations valued at $263,559,444, 0.39% - 7.39%, 9/1/13 - 12/27/49)	251,009	251,000
0.65%, dated 12/31/10 due 1/3/11 (Collateralized by Mortgage Loan Obligations valued at $402,861,821, 0.34% - 7.09%, 7/26/21 - 6/25/47)	373,020	373,000
Morgan Stanley & Co., Inc. at:
0.24%, dated 11/5/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $195,917,031, 5% - 5.5%, 6/1/38 - 7/1/40)	192,108	192,000
0.3%, dated 12/8/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $48,420,489, 0.59% - 6.5%, 8/25/18 - 12/20/40)	47,013	47,000
RBC Capital Markets Corp. at 0.24%, dated 12/1/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $111,264,473, 0.71% - 4%, 8/15/33 - 8/15/37)	108,065	108,000
RBS Securities, Inc. at:
0.25%, dated 10/27/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $103,068,588, 1.54% - 6.04%, 8/1/30 - 3/1/44)	101,126	101,000
0.67%, dated 12/17/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $389,359,902, 0.36% - 6.64%, 10/25/12 - 5/16/47)	363,216	363,000

	Maturity Amount (000s)	Value (000s)
0.77%, dated 8/5/10 due 2/4/11 (Collateralized by Mortgage Loan Obligations valued at $237,600,514, 0% - 21.04%, 4/25/14 - 6/25/47) (e)(h)	$ 221,718	$ 220,000
UBS Securities LLC at:
0.4%, dated 11/29/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $48,318,784, 2% - 6.5%, 6/12/13 - 11/30/37)	46,045	46,000
0.48%, dated 12/13/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $75,421,197, 0% - 9.75%, 9/15/11 - 1/15/34)	70,085	70,000
0.61%, dated:
10/29/10 due 1/27/11 (Collateralized by Corporate Obligations valued at $96,056,358, 0.55% - 14%, 12/15/11 - 1/15/33)	90,137	90,000
11/15/10 due 2/14/11 (Collateralized by Corporate Obligations valued at $88,382,237, 0.54% - 0.56%, 6/15/18 - 10/23/21)	84,130	84,000
0.64%, dated 11/18/10 due 2/16/11 (Collateralized by Corporate Obligations valued at $48,639,744, 1.75% - 10.75%, 5/10/12 - 3/15/28)	45,072	45,000
Wells Fargo Securities, LLC at:
0.24%, dated 10/21/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $51,025,161, 4%, 1/1/41)	50,030	50,000
0.25%, dated 10/21/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $51,026,209, 4%, 1/1/41)	50,063	50,000
TOTAL REPURCHASE AGREEMENTS		16,945,458
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $74,416,528)		74,416,528
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(98,853)
NET ASSETS - 100%		$ 74,317,675
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,255,500,000 or 3.0% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $1,176,089,000, or 1.6% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $96,743,000 or 0.1% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) The maturity amount is based on the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,000,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.59%, 3/31/11	3/26/02	$ 30,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$100,000,000 due 1/03/11 at 0.19%
BNP Paribas Securities Corp.	$ 45,333
Barclays Capital, Inc.	37,621
Merrill Lynch, Pierce, Fenner & Smith, Inc.	17,046
$ 100,000
$187,908,000 due 1/03/11 at 0.26%
Barclays Capital, Inc.	$ 67,110
Merrill Lynch, Pierce, Fenner & Smith, Inc.	31,318
UBS Securities LLC	89,480
$ 187,908
$2,761,550,000 due 1/03/11 at 0.27%
Bank of America NA	$ 1,358,718
Citibank NA	26,129
Citigroup Global Markets, Inc.	209,033
Credit Agricole Securities (USA), Inc.	88,535
Deutsche Bank Securities, Inc.	313,550
HSBC Securities (USA), Inc.	313,550
J.P. Morgan Securities, Inc.	156,775
Morgan Stanley & Co., Inc.	41,807
RBC Capital Markets Corp.	107,130
UBS Securities LLC	146,323
$ 2,761,550
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2010, the cost of investment securities for income tax purposes was $74,416,528,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Tax-Exempt Portfolio

December 31, 2010

1.811334.106

TAX-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.34%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 10,350	$ 10,350
Univ. of Alabama at Birmingham Hosp. Rev. Participating VRDN Series Solar 07 108, 0.32% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	15,975	15,975
		26,325
Alaska - 0.1%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.48% (ConocoPhillips Guaranteed), VRDN (a)	4,500	4,500
Arizona - 0.6%
Phoenix Civic Impt. Corp. Series 2009, 0.3% 2/4/11, LOC Bank of America NA, CP	16,200	16,200
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.32%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,960	1,960
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series Putters 3307, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,600	6,600
Tempe Gen. Oblig. Bonds Series 2010 C, 1.25% 7/1/11	2,215	2,225
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.42%, LOC Bank of America NA, VRDN (a)	1,000	1,000
		28,985
Arkansas - 0.8%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/11	4,575	4,672
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) Series 2006, 0.41%, LOC Bank of America NA, VRDN (a)	22,530	22,530
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.33% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	11,130	11,130
		38,332

	Principal Amount (000s)	Value (000s)
California - 3.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 D, 0.3%, LOC Citibank NA, VRDN (a)	$ 3,200	$ 3,200
Affordable Hsg. Agcy. Multi-family Hsg. Rev. (Westridge at Hilltop Apts.) Series 2003 A, 0.3%, LOC Fannie Mae, VRDN (a)	10,000	10,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2008 C1, 0.31%, LOC Union Bank of California, VRDN (a)	5,000	5,000
California Gen. Oblig.:
Series 2004 A1, 0.29%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	12,485	12,485
Series 2004 A6, 0.33%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	1,700	1,700
Series 2004 B4, 0.3%, LOC Citibank NA, VRDN (a)	1,550	1,550
California Health Facilities Fing. Auth. Rev. (Scripps Health Proj.) Series 2008 C, 0.3%, LOC Union Bank of California, VRDN (a)	7,100	7,100
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2000 D, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	4,115	4,115
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.34% (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,500	7,500
California Statewide Cmntys. Dev. Auth. Rev. (Motion Picture & Television Fund Proj.) Series 2001 A, 0.34%, LOC BNP Paribas SA, VRDN (a)	5,400	5,400
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series 2008 B2, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,695	2,695
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,300	6,300
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	4,900	4,917
2% 4/21/11	5,200	5,222
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	11,200	11,273
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	11,400	11,566
Richmond Wastewtr. Rev. Series 2008 A, 0.32%, LOC Union Bank of California, VRDN (a)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 11251, 0.34% (Liquidity Facility Citibank NA) (a)(d)	$ 3,040	$ 3,040
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.):
Series 2009-1, 0.31%, LOC KBC Bank NV, VRDN (a)	21,800	21,800
Series 2009-2, 0.31%, LOC Bank of America NA, VRDN (a)	14,845	14,845
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.31%, LOC Union Bank of California, VRDN (a)	18,300	18,300
		160,008
Colorado - 3.6%
Colorado Ed. Ln. Prog. TRAN Series 2010 D, 2% 6/30/11	34,800	35,087
Colorado Edl. & Cultural Facilities Auth. Rev. (YMCA of the Rockies Proj.) 0.4%, LOC Bank of America NA, VRDN (a)	1,700	1,700
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,775	1,775
Colorado Health Facilities Auth. Rev.:
Bonds (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 A, 1.5% 1/1/11	3,265	3,265
Participating VRDN Series BA 08 1090, 0.41% (Liquidity Facility Bank of America NA) (a)(d)	10,700	10,700
(Catholic Health Initiatives Proj.):
Series 2004 B, 0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,050	1,050
Series 2004 B1, 0.37% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	6,945	6,945
(NCMC, Inc. Proj.) Series 2009 A, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	6,640	6,640
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	3,900	3,900
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.34% (Liquidity Facility Citibank NA) (a)(d)	16,000	16,000
Series EGL 07 0040, 0.34% (Liquidity Facility Citibank NA) (a)(d)	11,700	11,700
Series ROC II R 12312, 0.34% (Liquidity Facility Citibank NA) (a)(d)	6,000	6,000

	Principal Amount (000s)	Value (000s)
Denver City & County Wtr. Participating VRDN Series PZ 232, 0.37% (Liquidity Facility Wells Fargo & Co.) (a)(d)	$ 15,905	$ 15,905
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 0.34%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,460	14,460
Series 2008 A2, 0.34%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,420	9,420
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	17,035	17,035
		161,582
Connecticut - 0.8%
Connecticut Gen. Oblig. BAN:
Series 2009 B, 4% 6/1/11	5,700	5,783
Series 2010 A, 2% 5/19/11	14,500	14,585
Connecticut Health & Edl. Facilities Auth. Rev. (Bradley Health Care, Inc. Proj.) Series B, 0.31%, LOC Bank of America NA, VRDN (a)	1,105	1,105
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.):
Series 2005 D4, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	3,915	3,915
Series 2005 D6, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	8,380	8,380
Series 2005 E4, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	4,180	4,180
		37,948
Delaware - 0.7%
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 C, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	26,575	26,575
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
		31,575
District Of Columbia - 1.7%
District of Columbia Gen. Oblig. Series 2008 C, 0.34%, LOC TD Banknorth, NA, VRDN (a)	5,800	5,800
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.32%, LOC Freddie Mac, VRDN (a)	3,755	3,755
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,700	7,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.45%, LOC Bank of America NA, VRDN (a)	$ 2,225	$ 2,225
(Defenders of Wildlife Proj.) 0.54%, LOC Bank of America NA, VRDN (a)	6,090	6,090
(Friends Legal Svcs. Corp. Proj.) 0.45%, LOC Bank of America NA, VRDN (a)	10,675	10,675
(The AARP Foundation Proj.) Series 2004, 0.41%, LOC Bank of America NA, VRDN (a)	9,900	9,900
(The Phillips Collection Issue Proj.) Series 2003, 0.45%, LOC Bank of America NA, VRDN (a)	2,675	2,675
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.35%, LOC Branch Banking & Trust Co., VRDN (a)	4,000	4,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.41%, LOC Bank of America NA, VRDN (a)	24,015	24,015
		76,835
Florida - 9.8%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.39%, LOC Bank of America NA, VRDN (a)	3,500	3,500
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.34% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	20,430	20,430
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 0.44%, LOC Bank of America NA, VRDN (a)	13,550	13,550
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.44%, LOC Bank of America NA, VRDN (a)	15,165	15,165
Florida Board of Ed. Bonds Series 2002 G, 5.25% 6/1/11	4,400	4,490
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 48, 0.33% (Liquidity Facility Citibank NA) (a)(d)	21,445	21,445
Series ROC II R 817, 0.33% (Liquidity Facility Citibank NA) (a)(d)	10,005	10,005
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2010 C, 4% 7/1/11	5,150	5,242
Series 2010 D, 4% 7/1/11	15,845	16,115
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.32% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	15,010	15,010

	Principal Amount (000s)	Value (000s)
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.37% (Liquidity Facility Wells Fargo & Co.) (a)(d)	$ 7,070	$ 7,070
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.32%, LOC Fannie Mae, VRDN (a)	1,050	1,050
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.3% 2/8/11, LOC Wells Fargo Bank NA, CP	6,300	6,300
Gainesville Utils. Sys. Rev. 0.52% 1/20/11, CP	31,000	31,000
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.31%, VRDN (a)	9,600	9,600
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 0.31%, VRDN (a)	1,500	1,500
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds:
Series C, 0.35% tender 1/5/11 (Liquidity Facility Dexia Cr. Local de France), CP mode	4,345	4,345
Series F, 0.33% tender 3/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	34,900	34,900
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2001, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	8,435	8,435
Series 2004, 0.39%, LOC Bank of America NA, VRDN (a)	1,800	1,800
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.32%, LOC Northern Trust Co., VRDN (a)	1,930	1,930
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.44%, LOC Bank of America NA, VRDN (a)	11,910	11,910
North Broward Hosp. District Rev. Series 2005 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Orange County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	10,600	10,600
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.45%, LOC Bank of America NA, VRDN (a)	3,520	3,520
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.41%, LOC Bank of America NA, VRDN (a)	5,075	5,075
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.44%, LOC Bank of America NA, VRDN (a)	4,465	4,465
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.33% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	$ 8,600	$ 8,600
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.44%, LOC Bank of America NA, VRDN (a)	4,080	4,080
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.44%, LOC Bank of America NA, VRDN (a)	18,940	18,940
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,775	1,775
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) Series 2001, 0.58%, LOC Bank of America NA, VRDN (a)	1,900	1,900
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.41%, LOC Bank of America NA, VRDN (a)	20,420	20,420
Pinellas County Swr. Rev. Participating VRDN Series Putters 2917 Z, 0.39% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	15,975	15,975
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	9,110	9,110
Series 2009 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	10,245	10,245
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.34% (Liquidity Facility Citibank NA) (a)(d)	13,090	13,090
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series BA 07 1030, 0.41% (Liquidity Facility Bank of America NA) (a)(d)	1,540	1,540
Sunshine State Govt. Fing. Commission Rev. Series L:
0.35% 1/4/11, LOC Dexia Cr. Local de France, CP	10,600	10,600
0.4% 1/5/11, LOC Dexia Cr. Local de France, CP	10,500	10,500
Tallahassee Consolidated Util. Sys. Rev. Participating VRDN Series ROC II R 11306, 0.34% (Liquidity Facility Citibank NA) (a)(d)	13,520	13,520

	Principal Amount (000s)	Value (000s)
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (a)	$ 1,715	$ 1,715
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 06 8, 0.32% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	20,915	20,915
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.32% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	8,035	8,035
		444,412
Georgia - 2.5%
Atlanta Arpt. Rev. Series 2010 B1, 0.35% 5/25/11, LOC Wells Fargo Bank NA, CP	17,500	17,500
Atlanta Tax Allocation (Westside Proj.):
Series 2005 B, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	1,200	1,200
Series 2008, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	13,420	13,420
Series A, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	5,455	5,455
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Projects) Series 2010 A, 0.4%, LOC Bank of America NA, VRDN (a)	5,000	5,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.41%, LOC Freddie Mac, VRDN (a)	1,500	1,500
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series 2003 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	7,790	7,790
Georgia Gen. Oblig. Participating VRDN Series 85TP, 0.34% (Liquidity Facility Wells Fargo & Co.) (a)(d)	200	200
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.34%, LOC Branch Banking & Trust Co., VRDN (a)	12,380	12,380
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.34% (Liquidity Facility Royal Bank of Canada), VRDN (a)	12,500	12,500
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series Solar 08 0001, 0.36% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,275	10,275
Muni. Elec. Auth. of Georgia Series 1985 B, 0.44%, LOC Landesbank Hessen-Thuringen, VRDN (a)	18,200	18,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.) Series 2009 B, 0.35%, LOC Branch Banking & Trust Co., VRDN (a)	$ 3,510	$ 3,510
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 0.54%, LOC Wells Fargo Bank NA, VRDN (a)	6,750	6,750
		115,680
Hawaii - 0.6%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 A, 0.42%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 0.38% (Liquidity Facility Deutsche Postbank AG) (a)(d)	20,355	20,355
		25,355
Idaho - 0.2%
Idaho Gen. Oblig. TAN 2% 6/30/11	6,800	6,853
Illinois - 4.4%
Chicago Board of Ed. Series 2009 A2, 0.35%, LOC Northern Trust Co., VRDN (a)	5,900	5,900
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.33% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,915	7,915
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BBT 2007, 0.33% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,800	3,800
Chicago Wtr. Rev.:
Series 2004 A1, 0.37%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,720	19,720
Series 2004 A2, 0.37%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,625	19,625
DuPage County Rev. (Morton Arboretum Proj.) 0.44%, LOC Bank of America NA, VRDN (a)	24,050	24,050
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series ROC II R 12278, 0.34% (Liquidity Facility Citibank NA) (a)(d)	5,195	5,195
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.):
Series 2008 E, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)	8,305	8,305
Series 2008 F, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	10,100	10,100

	Principal Amount (000s)	Value (000s)
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BBT 08 33, 0.33% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	$ 5,085	$ 5,085
Series DB 601, 0.34% (Liquidity Facility Deutsche Bank AG) (a)(d)	10,270	10,270
(Chicago Symphony Orchestra Proj.) Series 2008, 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,500	1,500
(Concordia Univ. Proj.) Series 2009, 0.37%, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	14,800	14,800
(Mercy Alliance, Inc. Proj.) 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,675	3,675
(North Central College Proj.) Series 2008, 0.44%, LOC Bank of America NA, VRDN (a)	8,500	8,500
Participating VRDN:
Series EGL 06 115, 0.34% (Liquidity Facility Citibank NA) (a)(d)	13,615	13,615
Series Putters 3174, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,130	1,130
Series Putters 3379, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995	4,995
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lakeshore Plaza Proj.) Series 2008 B, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	15,520	15,520
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.42%, LOC Freddie Mac, VRDN (a)	3,250	3,250
Metropolitan Pier & Exposition Participating VRDN Series MS 3216, 0.34% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	10,000	10,000
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.45%, LOC Bank of America NA, VRDN (a)	1,622	1,622
		198,572
Indiana - 3.2%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A5, 0.28%, LOC Bank of America NA, VRDN (a)	7,225	7,225
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2002, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	3,800	3,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev.:
(Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 E, 0.38%, LOC Bank of America NA, VRDN (a)	$ 33,000	$ 33,000
Series 2008 F, 0.32%, LOC Bank of New York, New York, VRDN (a)	2,500	2,500
Participating VRDN Series 3654 Z, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,880	6,880
Indiana Fin. Auth. Hosp. Rev.:
(Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 A, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	14,150	14,150
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.29%, LOC Citibank NA, VRDN (a)	3,840	3,840
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Clarion Health Obligated Group Proj.) Series 2005 D, 0.31%, LOC Branch Banking & Trust Co., VRDN (a)	1,000	1,000
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.):
Series 1997 A, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	7,000	7,000
Series 1997 B, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	15,000	15,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.38%, LOC Royal Bank of Scotland PLC, VRDN (a)	8,700	8,700
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.42%, LOC Bank of America NA, VRDN (a)	3,400	3,400
Marshall County Econ. Dev. Rev. (Culver Edl. Foundation Prog.) Series 2000, 0.33%, LOC Northern Trust Co., VRDN (a)	8,300	8,300
Purdue Univ. Rev. Participating VRDN Series DCL 08 60, 0.38% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	25,765	25,765
		145,560
Iowa - 0.3%
Iowa Fin. Auth. Rev. Bonds Series 2010 A, 2% 8/1/11	3,755	3,791
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.45%, LOC Bank of America NA, VRDN (a)	7,675	7,675
		11,466

	Principal Amount (000s)	Value (000s)
Kansas - 0.4%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.33% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	$ 6,300	$ 6,300
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 0.34% (Liquidity Facility Societe Generale) (a)(d)	3,000	3,000
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	6,765	6,765
		16,065
Louisiana - 0.6%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.44%, LOC Bank of America NA, VRDN (a)	5,265	5,265
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series WF 10 11C, 0.33% (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,540	5,540
Louisiana Gen. Oblig. Bonds Series 2009 B, 3% 4/15/11	9,675	9,749
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	2,900	2,900
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.41%, LOC Bank of America NA, VRDN (a)	4,500	4,500
		27,954
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 B, 0.38%, LOC KBC Bank NV, VRDN (a)	1,400	1,400
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.33% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	14,960	14,960
		16,360
Maryland - 0.9%
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.54%, LOC Bank of America NA, VRDN (a)	5,180	5,180
Baltimore County Gen. Oblig. Series 1995, 0.32% 3/17/11 (Liquidity Facility BNP Paribas SA), CP	4,000	4,000
Carroll County Rev. (Fairhaven and Copper Ridge Proj.) Series 2004 A, 0.31%, LOC Branch Banking & Trust Co., VRDN (a)	3,500	3,500
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.33%, LOC Fannie Mae, VRDN (a)	1,300	1,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.45%, LOC Bank of America NA, VRDN (a)	$ 1,415	$ 1,415
(United States Pharmacopeial Convention, Inc. Proj.) Series 2008 B, 0.36%, LOC Bank of America NA, VRDN (a)	1,455	1,455
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.28%, VRDN (a)	4,000	4,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.) Series 2007 B, 0.4%, LOC Bank of America NA, VRDN (a)	535	535
(Univ. of Maryland Med. Sys. Proj.) Series 2008 B, 0.38%, LOC Bank of America NA, VRDN (a)	3,100	3,100
(Villa Julie College, Inc. Proj.) Series 2005, 0.38%, LOC Bank of America NA, VRDN (a)	105	105
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.35% (Liquidity Facility Citibank NA) (a)(d)	7,785	7,785
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.45%, LOC Bank of America NA, VRDN (a)	6,960	6,960
		39,335
Massachusetts - 5.1%
Massachusetts Bay Trans. Auth. Series 2000, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,000	1,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN Series DCL 08 25, 0.42% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	34,800	34,800
Series 2008 A1, 0.42% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,000	7,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 39, 0.37% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	8,000	8,000
Series Clipper 07 41, 0.37% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	131,350	131,350
Participating VRDN Series DCL 08 42, 0.4% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	11,935	11,935
RAN Series 2010 A, 2% 4/28/11	9,000	9,049

	Principal Amount (000s)	Value (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 11824, 0.34% (Liquidity Facility Citibank NA) (a)(d)	$ 2,000	$ 2,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.34% (Liquidity Facility Citibank NA) (a)(d)	10,000	10,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series EGL 06 0054, 0.34% (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series 2008 C, 0.33% (Liquidity Facility Bayerische Landesbank), VRDN (a)	10,600	10,600
Series 2008 E, 0.32% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,000	4,000
		232,734
Michigan - 1.7%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.35%, LOC Comerica Bank, VRDN (a)	5,585	5,585
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.53%, LOC JPMorgan Chase Bank, VRDN (a)	900	900
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,940	2,940
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 0.29% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	15,000	15,000
Michigan Bldg. Auth. Rev. Series 2007 I, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	7,100	7,100
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	11,700	11,837
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.43%, tender 7/29/11 (a)	11,200	11,200
0.43%, tender 7/29/11 (a)	5,140	5,140
(Trinity Health Sys. Proj.) Series 2005 F, 0.33%, VRDN (a)	2,000	2,000
Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.28% tender 2/4/11, CP mode	2,700	2,700
Michigan Strategic Fund Ltd. Oblig. Rev. (Orchestra Place Renewal Proj.) Series 2000, 0.54%, LOC Bank of America NA, VRDN (a)	6,510	6,510
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.39% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,620	6,620
		77,532
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 1.3%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.33%, LOC Freddie Mac, VRDN (a)	$ 1,375	$ 1,375
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	4,025	4,025
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.34%, LOC Fannie Mae, VRDN (a)	21,550	21,550
Univ. of Minnesota Series 2001 C, 0.34% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	32,445	32,445
		59,395
Mississippi - 0.8%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.41%, LOC Bank of America NA, VRDN (a)	14,000	14,000
Mississippi Gen. Oblig. Series 2007, 0.4% (Liquidity Facility Bank of America NA), VRDN (a)	22,400	22,400
		36,400
Missouri - 1.2%
Golden Valley Memorial Hosp. District Series 2006, 0.37%, LOC Bank of America NA, VRDN (a)	9,165	9,165
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.34% (Liquidity Facility Citibank NA) (a)(d)	8,000	8,000
Series PT 4624, 0.33% (Liquidity Facility Deutsche Postbank AG) (a)(d)	11,075	11,075
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Cox Health Sys. Proj.) Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (a)	2,000	2,000
(SSM Health Care Sys. Proj.) Series 2005 C2, 0.36%, LOC Bank of America NA, VRDN (a)	2,815	2,815
Missouri Highways & Trans. Commission State Road Rev.:
Participating VRDN Series PT 4625, 0.33% (Liquidity Facility Deutsche Postbank AG) (a)(d)	10,265	10,265
Series 2005 B, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	12,000	12,000
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,100	1,100
		56,420

	Principal Amount (000s)	Value (000s)
Montana - 0.2%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 3,000	$ 3,000
Montana Facility Fin. Auth. Rev. Bonds (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 B, 1.5% 1/1/11	5,210	5,210
		8,210
Nebraska - 2.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.34% (Liquidity Facility Royal Bank of Canada), VRDN (a)	16,000	16,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.33% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	27,855	27,855
Nebraska Pub. Pwr. District Rev. Series A, 0.31% 4/8/11, CP	17,000	17,000
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.32% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	32,260	32,260
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.32% 3/18/11, CP	15,000	15,000
0.33% 3/15/11, CP	7,300	7,300
		115,415
Nevada - 1.5%
Clark County School District:
Bonds Series 2009 B, 4% 6/15/11	3,000	3,049
Participating VRDN Series Clipper 07 35, 0.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	24,630	24,630
Participating VRDN Series PZ 174, 0.37% (Liquidity Facility Wells Fargo & Co.) (a)(d)	27,210	27,210
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.36% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	13,895	13,895
		68,784
New Jersey - 0.9%
New Jersey Gen. Oblig. Bonds Series Putters 3850, 0.3%, tender 6/23/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. (Meridian Health Sys. Proj.) Series 2003 A, 0.34%, LOC JPMorgan Chase Bank, VRDN (a)	$ 2,635	$ 2,635
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2008 BB, 0.31% (Liquidity Facility TD Banknorth, NA), VRDN (a)	16,085	16,085
		38,720
New Mexico - 0.6%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.34% (Liquidity Facility Royal Bank of Canada), VRDN (a)	25,800	25,800
New York - 4.7%
Long Island Pwr. Auth. Elec. Sys. Rev. 0.3% 4/8/11, LOC State Street Bank & Trust Co., Boston, CP	13,250	13,250
New York City Gen. Oblig.:
Participating VRDN Series BA 08 1064, 0.4% (Liquidity Facility Bank of America NA) (a)(d)	5,500	5,500
Participating VRDN Series Putters 2951, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,400	1,400
Series 2006 I4, 0.3%, LOC Bank of New York, New York, VRDN (a)	2,750	2,750
New York City Health & Hosp. Corp. Rev. Series 2008 B, 0.32%, LOC TD Banknorth, NA, VRDN (a)	3,400	3,400
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Columbus Apts. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (a)	2,200	2,200
(The Crest Proj.) Series 2005 A, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,900	3,900
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series PT 3992, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,495	3,495
Participating VRDN Series EGL 07 116, 0.34% (Liquidity Facility Citibank NA) (a)(d)	19,800	19,800
Series 7, 0.34% 9/12/11, CP	5,100	5,100
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 B2, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	7,100	7,100
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3698 Z, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,225	2,225

	Principal Amount (000s)	Value (000s)
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.38%, LOC Bank of America NA, VRDN (a)	$ 1,300	$ 1,300
Participating VRDN Series EGL 07 0003, 0.34% (Liquidity Facility Citibank NA) (a)(d)	15,560	15,560
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,185	3,185
New York Hsg. Fin. Agcy. Rev.:
(320 West 38th Street Hsg. Proj.) Series 2008 A, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
(505 West 37th Street Proj.):
Series 2009 A, 0.33%, LOC Landesbank Hessen-Thuringen, VRDN (a)	28,000	28,000
Series 2009 B, 0.33%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,200	4,200
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.34%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,900	4,900
New York Local Govt. Assistance Corp. Series 2008 BV2, 0.43% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	16,725	16,725
New York Pwr. Auth.:
Series 1, 0.38% 7/25/11, CP	14,950	14,950
Series 2, 0.3% 1/18/11, CP	21,500	21,500
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A3, 0.29%, LOC Mizuho Corporate Bank Ltd., VRDN (a)	16,200	16,200
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2283, 0.37% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,115	7,115
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 0.39% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,000	2,000
		215,180
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Participating VRDN Series Solar 06 16, 0.35% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 8,425	$ 8,425
Participating VRDN Series Putters 1546, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,405	1,405
		9,830
North Carolina - 1.8%
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.35%, LOC Branch Banking & Trust Co., VRDN (a)	1,465	1,465
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.34% (Liquidity Facility Citibank NA) (a)(d)	1,900	1,900
Series EGL 07 0015, 0.34% (Liquidity Facility Citibank NA) (a)(d)	10,890	10,890
Series EGL 7053004 Class A, 0.34% (Liquidity Facility Citibank NA) (a)(d)	13,105	13,105
North Carolina Cap. Impt. Ltd. Participating VRDN Series BBT 08 52, 0.33% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,555	3,555
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	3,200	3,200
(Friends Homes, Inc. Proj.) Series 2003, 0.42%, LOC Bank of America NA, VRDN (a)	14,535	14,535
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, 0.42%, LOC Bank of America NA, VRDN (a)	5,990	5,990
(Univ. Health Systems of Eastern Carolina):
Series 2008 B, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	1,620	1,620
Series 2008 B1, 0.31%, LOC Branch Banking & Trust Co., VRDN (a)	1,265	1,265
(Wake Forest Univ. Health Sciences Proj.) Series 2008 B, 0.31%, LOC Branch Banking & Trust Co., VRDN (a)	1,000	1,000
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	11,045	11,045

	Principal Amount (000s)	Value (000s)
Piedmont Triad Arpt. Auth. Series 2008 A, 0.42%, LOC Branch Banking & Trust Co., VRDN (a)	$ 7,650	$ 7,650
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.34% (Liquidity Facility Citibank NA) (a)(d)	4,950	4,950
		82,170
Ohio - 1.8%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.32%, LOC Bank of America NA, VRDN (a)	7,900	7,900
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.34% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	11,985	11,985
Columbus Swr. Rev. Participating VRDN Series BBT 08 5, 0.33% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,235	5,235
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.34%, LOC JPMorgan Chase Bank, VRDN (a)	1,180	1,180
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 0.43%, LOC JPMorgan Chase Bank, VRDN (a)	7,200	7,200
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.34%, LOC JPMorgan Chase Bank, VRDN (a)	2,800	2,800
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 B, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	2,475	2,475
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.32% tender 6/22/11, CP mode	13,450	13,450
Series 2008 B6, 0.36% tender 6/15/11, CP mode	9,200	9,200
(Cleveland Clinic Proj.) Series 2008 B6, 0.42% tender 1/13/11, CP mode	15,000	15,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	7,145	7,145
		83,570
Oklahoma - 0.1%
Univ. Hospitals Trust Rev. Series 2005 A, 0.4%, LOC Bank of America NA, VRDN (a)	4,100	4,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 1.0%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.) Series 2008 B, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 2,200	$ 2,200
Bonds (Providence Health Sys. Proj.):
Series 2003 D:
0.32% tender 2/8/11, CP mode	12,500	12,500
0.34% tender 4/5/11, CP mode	13,000	13,000
0.34% tender 2/8/11, CP mode	5,000	5,000
Oregon Facilities Auth. Rev. (Lewis & Clark College Proj.) Series 2008 A, 0.38%, LOC Wells Fargo Bank NA, VRDN (a)	14,300	14,300
		47,000
Pennsylvania - 2.6%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,670	6,670
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,750	1,750
Allegheny County Indl. Dev. Auth. Rev. (Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,800	2,800
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	900	900
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G:
0.32%, VRDN (a)	1,235	1,235
0.32%, VRDN (a)	1,345	1,345
0.32%, VRDN (a)	1,000	1,000
Haverford Township School District Series 2009, 0.34%, LOC TD Banknorth, NA, VRDN (a)	1,000	1,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,510	5,510
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 0.35%, LOC Fannie Mae, VRDN (a)	9,170	9,170
(Kingswood Apts. Proj.) Series 2001 A, 0.35%, LOC Fannie Mae, VRDN (a)	10,725	10,725

	Principal Amount (000s)	Value (000s)
Pennsylvania Gen. Oblig.:
Participating VRDN:
Series ROC II R 11056, 0.34% (Liquidity Facility Citibank NA) (a)(d)	$ 3,700	$ 3,700
Series ROC II R 11505, 0.34% (Liquidity Facility Citibank NA) (a)(d)	4,510	4,510
TAN First Series 2010-2011, 2.5% 6/30/11	31,290	31,627
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,400	3,400
(King's College Proj.) Series 2002 J3, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,505	1,505
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.4%, LOC Bank of America NA, VRDN (a)	9,495	9,495
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Fifth Series A2, 0.31%, LOC Bank of Nova Scotia New York Branch, LOC JPMorgan Chase Bank, VRDN (a)	1,675	1,675
Somerset County Gen. Oblig. Series 2009 A, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,445	3,445
Somerset County Hosp. Auth. (Somerset Cmnty. Hosp. Proj.) Series 2007 B, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,610	1,610
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.39%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,195	7,195
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,290	5,290
Wilkes Barre Gen. Oblig. Series 2004 B, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,845	2,845
		119,402
Rhode Island - 0.5%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.44%, LOC Bank of America NA, VRDN (a)	23,700	23,700
South Carolina - 3.8%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.):
Series 2004 B1, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	20,475	20,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.): - continued
Series 2004 B2, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	$ 4,500	$ 4,500
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.38% (Liquidity Facility Deutsche Postbank AG) (a)(d)	5,560	5,560
Lexington County and Richland County School District #5 Bonds Series 2010 C, 1.5% 3/1/11	14,000	14,027
Newberry County School District Bonds 0.75% 3/1/11	6,000	6,004
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.44%, LOC Bank of America NA, VRDN (a)	8,569	8,569
(Converse College Proj.) Series 2009, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
(Newberry College Proj.) Series 2008, 0.35%, LOC Branch Banking & Trust Co., VRDN (a)	12,490	12,490
South Carolina Jobs-Econ. Dev. Auth.:
(CareAlliance Health Svcs. Proj.) Series 2007, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	68,000	68,000
(The Reg'l. Med. Ctr. of Orangeburg and Calhoun Counties Proj.) Series 2009, 0.35%, LOC Branch Banking & Trust Co., VRDN (a)	2,960	2,960
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.35% (Liquidity Facility Citibank NA) (a)(d)	12,645	12,645
Series 2010 A:
0.31% 3/10/11, CP	6,100	6,100
0.32% 3/16/11, CP	3,890	3,890
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, 0.38%, LOC Bank of America NA, VRDN (a)	4,670	4,670
		171,890
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. Series 2009 C, 0.38% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	9,000	9,000
Tennessee - 3.2%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.):
Series 2009 E8A, 0.35%, LOC Branch Banking & Trust Co., VRDN (a)	3,100	3,100

	Principal Amount (000s)	Value (000s)
Series 2009 E9A, 0.35%, LOC Branch Banking & Trust Co., VRDN (a)	$ 8,335	$ 8,335
Series E7A, 0.35%, LOC Branch Banking & Trust Co., VRDN (a)	5,335	5,335
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.41%, LOC Bank of America NA, VRDN (a)	6,255	6,255
Jackson Energy Auth. Wtr. Sys. Rev. Series 2009, 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,000	2,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.35%, LOC Freddie Mac, VRDN (a)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.41%, LOC Bank of America NA, VRDN (a)	45,915	45,915
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.41%, LOC Bank of America NA, VRDN (a)	9,540	9,540
Nashville & Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.37% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	5,000	5,000
Shelby County Gen. Oblig.:
Series 2004 B, 0.36% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	37,875	37,875
Series 2006 C, 0.39% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	4,840	4,840
		146,365
Texas - 12.3%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.33% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,260	10,260
Austin Elec. Student Finl. Auth. Participating VRDN Series Solar 06 91, 0.33% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,180	10,180
Austin Independent School District Participating VRDN Series ROC II R 11750, 0.34% (Liquidity Facility Citibank NA) (a)(d)	6,275	6,275
Austin Util. Sys. Rev. Series A:
0.31% 2/18/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,600	5,600
0.31% 2/18/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Beaumont Independent School District Participating VRDN Series Putters 3225, 0.37% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 11,115	$ 11,115
Brownsville Util. Sys. Rev. Series A, 0.32% 3/11/11, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series MS 06 1654, 0.43% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	23,045	23,045
Series ROC II R 11716, 0.34% (Liquidity Facility Citibank NA) (a)(d)	8,285	8,285
Dallas Wtr. & Swr. Sys. Rev. Series C, 0.33% 2/2/11, CP	2,500	2,500
Dallas Wtrwks. & Swr. Sys. Rev.:
Participating VRDN Series Solar 06 60, 0.32% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	19,220	19,220
Participating VRDN:
Series Putters 3227, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,005	15,005
Series Putters 3742, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Denton Independent School District Participating VRDN Series DB 513, 0.34% (Liquidity Facility Deutsche Bank AG) (a)(d)	31,200	31,200
Forney Independent School District Participating VRDN Series ROC II R 11729, 0.35% (Liquidity Facility Citibank NA) (a)(d)	3,350	3,350
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.37% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,185	8,185
Goose Creek Independent School District Participating VRDN Series PZ 219, 0.37% (Liquidity Facility Wells Fargo & Co.) (a)(d)	10,385	10,385
Harris County Flood Cont. District Participating VRDN:
Series Putters 3562, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,500	4,500
Series Putters 3563, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,285	4,285
Harris County Gen. Oblig.:
Participating VRDN Series Clipper 07 46, 0.37% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	40,000	40,000
Participating VRDN Series ROC II R 718 PB, 0.38% (Liquidity Facility Deutsche Postbank AG) (a)(d)	9,760	9,760

	Principal Amount (000s)	Value (000s)
Harris County Metropolitan Trans. Auth. Series A1:
0.3% 3/8/11 (Liquidity Facility JPMorgan Chase Bank), CP	$ 11,700	$ 11,700
0.32% 4/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	17,350	17,350
Houston Arpt. Sys. Rev. Series 2010, 0.29%, LOC Barclays Bank PLC, VRDN (a)	16,000	16,000
Houston Gen. Oblig. Bonds Series 2010 A, 1% 3/1/11	3,495	3,499
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
(Rice Univ. Proj.) Series 2006 A, 0.32% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,900	1,900
Series A, 0.36% 2/10/11, CP	5,000	5,000
Houston Util. Sys. Rev.:
Bonds Series 2010 C, 2% 11/15/11	2,000	2,026
Participating VRDN:
Series ROC II R 11411, 0.34% (Liquidity Facility Citibank NA) (a)(d)	10,000	10,000
Series ROC II R 11885X, 0.34% (Liquidity Facility Citibank NA) (a)(d)	5,180	5,180
Series B1, 0.3% 3/7/11, LOC JPMorgan Chase Bank, CP	16,150	16,150
Series B2, 0.32% 3/17/11, LOC Wells Fargo Bank NA, San Francisco, CP	3,250	3,250
Judson Independent School District:
Participating VRDN Series DB 423, 0.37% (Liquidity Facility Deutsche Bank AG) (a)(d)	12,450	12,450
Participating VRDN Series MS 06 1859, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,940	3,940
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	7,200	7,200
North East Texas Independent School District Participating VRDN Series PT 3951, 0.34% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	14,300	14,300
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.41% (Liquidity Facility Bank of America NA) (a)(d)	5,460	5,460
Series ROC II R 593 PB, 0.38% (Liquidity Facility Deutsche Postbank AG) (a)(d)	16,840	16,840
Plano Independent School District Bonds Series 2007, 5% 2/15/11	2,965	2,982
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 0.3%, VRDN (a)	26,000	26,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series BBT 08 26, 0.33% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	$ 5,370	$ 5,370
Participating VRDN Series Putters 3688Z, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,605	4,605
Series A:
0.33% 4/6/11, CP	8,700	8,700
0.34% 4/6/11, CP	5,000	5,000
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.34% (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series 2001 A, 0.33% 3/15/11, CP	9,000	9,000
Sherman Higher Ed. Fin. Corp. (Austin College Proj.) Series 1997, 0.45%, LOC Bank of America NA, VRDN (a)	12,900	12,900
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,250	2,250
Spring Independent School District Participating VRDN Series DB 603, 0.34% (Liquidity Facility Deutsche Bank AG) (a)(d)	3,800	3,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C2, 0.32%, LOC Bank of America NA, VRDN (a)	1,500	1,500
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	7,290	7,290
Texas A&M Univ. Rev.:
Participating VRDN:
Series BC 10 39W, 0.35% (Liquidity Facility Barclays Bank PLC) (a)(d)	1,580	1,580
Series BC 10 40B, 0.35% (Liquidity Facility Barclays Bank PLC) (a)(d)	2,340	2,340
Series ROC II R 11804, 0.34% (Liquidity Facility Citibank NA) (a)(d)	4,010	4,010
Series 1993 B, 0.3% 3/8/11, CP	3,000	3,000
Texas Gen. Oblig.:
Participating VRDN Series Solar 06 57, 0.33% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,185	10,185
Participating VRDN Series Putters 3480, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,495	7,495
Texas Pub. Fin. Auth. Rev.:
Bonds Series 2010 A, 2% 7/1/11	10,800	10,891

	Principal Amount (000s)	Value (000s)
0.3% 4/8/11, CP	$ 7,850	$ 7,850
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series ROC II R 11077, 0.33% (Liquidity Facility Citibank NA) (a)(d)	9,010	9,010
0.3% 3/8/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,750	5,750
Upper Trinity Reg'l. Wtr. District 0.35% 2/4/11, LOC Bank of America NA, CP	8,000	8,000
		557,803
Utah - 1.6%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.35%, LOC Wells Fargo Bank NA, VRDN (a)	3,800	3,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.3% 2/15/11 (Liquidity Facility Bank of Nova Scotia), CP	7,360	7,360
Series 1997 B2, 0.32% 3/10/11 (Liquidity Facility Bank of Nova Scotia), CP	18,490	18,490
Series 1997 B3, 0.32% 2/16/11 (Liquidity Facility JPMorgan Chase Bank), CP	4,210	4,210
Series 1998 B4, 0.31% 3/15/11 (Liquidity Facility JPMorgan Chase Bank), CP	9,710	9,710
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.34% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	19,000	19,000
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.36% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,100	7,100
		71,670
Virginia - 1.4%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 B, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	19,585	19,585
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.35%, LOC Branch Banking & Trust Co., VRDN (a)	7,175	7,175
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.42%, LOC Bank of America NA, VRDN (a)	7,635	7,635
Norfolk BAN Series 2010 C, 1.5% 4/1/11	4,900	4,915
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.32% 3/17/11, CP	$ 15,000	$ 15,000
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.33% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	7,520	7,520
		61,830
Washington - 4.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev.:
Participating VRDN Series BBT 08 34, 0.33% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,055	3,055
Participating VRDN Series Putters 2866, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,280	7,280
Energy Northwest Elec. Rev. Bonds (#1 Proj.) Series 2006 A, 5% 7/1/11	4,500	4,605
Everett Gen. Oblig. Series 2001, 0.45%, LOC Bank of America NA, VRDN (a)	4,600	4,600
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.35% (Liquidity Facility Barclays Bank PLC) (a)(d)	2,500	2,500
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.33% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	3,360	3,360
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.4%, LOC Bank of America NA, VRDN (a)	4,400	4,400
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. Bonds (BP West Coast Products LLC Proj.) 0.32% tender 2/18/11 (BP PLC Guaranteed), CP mode	1,500	1,500
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.4%, LOC Bank of America NA, VRDN (a)	19,000	19,000
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.34% (Liquidity Facility Societe Generale) (a)(d)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.54%, LOC Bank of America NA, VRDN (a)	8,360	8,360
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.33% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	38,350	38,350

	Principal Amount (000s)	Value (000s)
Washington Gen. Oblig.:
Participating VRDN Series Clipper 05 39, 0.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	$ 37,230	$ 37,230
Participating VRDN:
Putters 3369, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series GS 06 7T, 0.34% (Liquidity Facility Wells Fargo & Co.) (a)(d)	22,975	22,975
Series Putters 3054, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,035	3,035
Series Putters 3539, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,330	4,330
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.41%, LOC Bank of America NA, VRDN (a)	17,235	17,235
(MultiCare Health Sys. Proj.) Series 2009 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	3,250	3,250
(Southwest Washington Med. Ctr.) Series 2008 A, 0.38%, LOC Union Bank of California, VRDN (a)	5,600	5,600
Participating VRDN Series Putters 3403V, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,995	7,995
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,885	3,885
Washington Univ. Revs. Participating VRDN Series Solar 07 94, 0.33% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	4,204	4,204
		219,279
Wisconsin - 2.1%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	18,300	18,300
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,000	2,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Wausau Hosp., Inc. Proj.) Series 1998 B, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	13,300	13,300
Bonds:
(Alexian Brothers Health Sys. Proj.) 0.36% tender 2/3/11, LOC JPMorgan Chase Bank, CP mode	5,800	5,800
0.31% tender 1/18/11, LOC U.S. Bank NA, Minnesota, CP mode	11,500	11,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 A, 0.33% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	$ 5,005	$ 5,005
Wisconsin Trans. Rev.:
Series 1997 A, 0.31% 4/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	18,000	18,000
Series 2006 A:
0.3% 3/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,371	3,371
0.32% 3/11/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,500	1,500
0.3% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,474	16,474
		95,250
Other - 6.3%	Shares
Fidelity Tax-Free Cash Central Fund, 0.33% (b)(c)	286,749,000	286,749
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,537,900)		4,537,900
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,685
NET ASSETS - 100%		$ 4,540,585
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,200,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
New Jersey Gen. Oblig. Bonds Series Putters 3850, 0.3%, tender 6/23/11 (Liquidity Facility JPMorgan Chase & Co.)	12/6/10	$ 20,000
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	5/26/10	$ 7,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 594
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2010, the cost of investment securities for income tax purposes was $4,537,900,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Portfolio

December 31, 2010

1.811325.106

TRES-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 30.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 15.9%
1/27/11 to 12/15/11	0.19 to 0.30%	$ 2,468,000	$ 2,466,279
U.S. Treasury Notes - 14.8%
1/31/11 to 11/30/11	0.21 to 0.48	2,280,000	2,290,167
TOTAL U.S. TREASURY OBLIGATIONS			4,756,446
Repurchase Agreements - 69.3%
	Maturity Amount (000s)
In a joint trading account at:
0.19% dated 12/31/10 due 1/3/11 (Collateralized by U.S. Treasury Obligations) #	$ 458,752	458,745
0.21% dated 12/31/10 due 1/3/11 (Collateralized by U.S. Treasury Obligations) #	8,684,680	8,684,530

	Maturity Amount (000s)	Value (000s)
With:
Deutsche Bank Securities, Inc. at 0.21%, dated 10/28/10 due 1/7/11 (Collateralized by U.S. Treasury Obligations valued at $807,135,401, 6.5% - 7.88%, 2/15/21 - 11/15/26)	$ 791,415	$ 791,000
Morgan Stanley & Co., Inc. at 0.21%, dated 10/28/10 due 1/7/11 (Collateralized by U.S. Treasury Obligations valued at $807,313,557, 0% - 11.25%, 1/15/11 - 11/15/40)	791,415	791,000
TOTAL REPURCHASE AGREEMENTS		10,725,275
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,481,721)	15,481,721
NET OTHER ASSETS (LIABILITIES) - 0.0%	4,059
NET ASSETS - 100%	$ 15,485,780
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$458,745,000 due 1/03/11 at 0.19%
BNP Paribas Securities Corp.	$ 207,961
Barclays Capital, Inc.	172,586
Merrill Lynch, Pierce, Fenner & Smith, Inc.	78,198
$ 458,745
$8,684,530,000 due 1/03/11 at 0.21%
BNP Paribas Securities Corp.	$ 841,436
Credit Agricole Securities (USA), Inc.	1,682,873
Dresdner Kleinwort Securities LLC	420,718
HSBC Securities (USA), Inc.	2,373,757
J.P. Morgan Securities, Inc.	1,682,873
RBS Securities, Inc.	1,262,155
UBS Securities LLC	420,718
$ 8,684,530
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2010, the cost of investment securities for income tax purposes was $15,481,721,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Only Portfolio

December 31, 2010

1.811324.106

TO-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 91.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 80.8%
1/13/11 to 6/30/11	0.10 to 0.23%	$ 6,257,635	$ 6,256,379
U.S. Treasury Notes - 10.5%
1/31/11 to 11/30/11	0.15 to 0.48	809,788	811,410
TOTAL U.S. TREASURY OBLIGATIONS			7,067,789
U.S. Treasury Inflation Protected Obligations - 8.6%

U.S. Treasury Notes - 8.6%
1/15/11	0.17 to 0.20	665,987	667,926
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $7,735,715)	7,735,715
NET OTHER ASSETS (LIABILITIES) - 0.1%	11,164
NET ASSETS - 100%	$ 7,746,879
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2010, the cost of investment securities for income tax purposes was $7,735,715,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2011